Filed with the U.S. Securities and Exchange Commission on November 21, 2014

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	595	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	596	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	x	]	on November 28, 2014 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 595 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended July 31, 2014 for one series of the Trust: the Akre Focus Fund.

Institutional Class Shares  [AKRIX]
Retail Class Shares  [AKREX]

PROSPECTUS
November 28, 2014

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

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SUMMARY SECTION

Investment Objective

The Akre Focus Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Retail Class
Redemption Fee (as a percentage of amount redeemed less than 30 days from purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Retail Class
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses (which includes shareholder servicing fee of 0.10%)	0.20%	0.20%
Total Annual Fund Operating Expenses	1.10%	1.35%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$112	$350	$606	$1,340
Retail Class	$137	$428	$739	$1,624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in securities of companies listed on U.S. stock exchanges.  Investments consist primarily of common stocks of companies of any capitalization range.  The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments, such as partnership interests, limited liability company interests, business trust shares and rights and other securities that are convertible into equity securities. Additionally, the Fund may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

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The Advisor seeks to find companies whose valuations in the market are modest and that earn higher than average returns on shareholders’ equity; are managed, in the Advisor’s judgment, by individuals who have a history of treating public shareholders like partners; and have ample opportunity to reinvest excess profits at above-average rates.  Once a potential investment is identified, the Advisor attempts to purchase shares at valuations the Advisor considers modest-to-reasonable, relative to the nature of the business, and the expected growth in economic value per share.  The Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

The Advisor may sell a security for a variety of reasons, including, without limitation:  (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization that changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged more attractive than a current holding; or (4) views change of the individual holdings as well as the general market.

Principal Risks of Investing in the Fund

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  The following are the principal risks that could affect the value of your investment:

•
General Market Risk – The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
•
Mid-Cap and Small-Cap Investment Risk – Securities of mid-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

•
Non-Diversification Risk – The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.  Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

•	Management Risk – The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
•	Regulatory Risk – Changes in government regulations may adversely affect the value of a security.
•
Securities Lending Risk – There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

Performance

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s performance for the Retail Class and is an illustration of how shares of the Fund’s total returns have varied from year to year.  The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.akrefund.com.

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Calendar Year Total Return as of December 31 – Retail Class

The year-to-date return as of September 30, 2014 was 3.36%.

Highest Quarterly Return:	Q4, 2011	13.05%

Lowest Quarterly Return:	Q3, 2011	-6.73%

Average Annual Total Return as of December 31, 2013
	1 Year	Since Inception (8/31/2009)
Retail Class
Return Before Taxes	38.90%	19.57%
Return After Taxes on Distributions	38.24%	19.35%
Return After Taxes on Distributions and Sale of Fund Shares	22.51%	15.84%
Institutional Class
Return Before Taxes	39.19%	19.89%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Management

Investment Advisor	Portfolio Manager
Akre Capital Management, LLC	Charles T. Akre, Jr., Managing Member of the Advisor. Managed the Fund since inception (2009).
John H. Neff, Partner of the Advisor. Managed the Fund since August 2014.
Thomas D. Saberhagen, Partner of the Advisor. Managed the Fund since August 2014 .

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Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail (Akre Focus Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-877-862-9556, or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown in the table below.

	Institutional Class	Retail Class
Minimum Initial Investment	$250,000	$2,000 – Standard Accounts $1,000 – Traditional and Roth IRAs $250 – Accounts with Automatic Investment Plans
Subsequent Minimum Investment	$25,000	$250 – All Accounts

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation.  The Fund’s investment objective is non-fundamental and may be changed without shareholder approval upon at least a 60-day written notice to shareholders.  There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in securities of companies listed on U.S. stock exchanges.  Investments consist primarily of common stocks of companies of any capitalization range.  The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments such as partnership interests, limited liability company interests, business trust shares and rights and other securities that are convertible into equity securities. Additionally, the Fund may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The Fund will bear any expenses associated with securities lending arrangements (such expenses are not reflected in the fee table on page 2 of the Prospectus).

The Advisor seeks to find companies whose valuations in the market are modest and that earn higher than average returns on shareholders’ equity, are managed, in the Advisor’s judgment, by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above-average rates.  The Advisor believes, for example, that a company treats its public shareholders like partners when it provides shareholders with information about the company even when it is not required by applicable law to do so.  Once a potential investment is identified, the Advisor attempts to purchase shares at valuations the Advisor considers modest-to-reasonable, relative to the nature of the business, and the expected growth in economic value per share.  The Fund is non-diversified under the 1940 Act and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

Although it primarily utilizes fundamental analysis to identify potential investments, the Advisor may employ charting, technical and other forms of analysis to identify potential investments.  The Advisor employs a bottom-up approach to researching and analyzing companies.

The Advisor may sell a security for a variety of reasons, including, without limitation:  (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization that changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged more attractive than a current holding; or (4) views change of the individual holdings as well as the general market.

Typically, the Fund focuses on making long-term investments rather than engaging in short-term trading strategies.  While the Fund’s portfolio turnover will vary from year to year based upon market conditions and factors affecting the particular securities held in the portfolio, it is anticipated that the Fund’s average portfolio turnover will not exceed 50% annually.

Cash Holdings and Temporary Defensive Positions.  The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During rising markets, holding larger than usual cash reserves may be detrimental to the Fund’s performance.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.  To the extent the assets of the Fund are invested in temporary defensive positions in response to adverse market, economic, political or other conditions, the Fund may not achieve its investment objective.

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Principal Risks

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The value of your investment in the Fund will fluctuate with the prices of the securities in which the Fund invests.  The principal risks of investing in the Fund are:

Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stock or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

General Market Risk.  General market risk is the risk that the market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Mid-Cap and Small-Cap Investment Risk.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of mid-cap and small-cap companies usually have more limited marketability.  Because mid-cap and small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.  Additionally, securities of mid-cap and small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning mid-cap and small-cap companies than for larger, more established companies.  Although investing in securities of mid-cap and small-cap companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.  Securities of mid-cap and small-cap companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth.  Securities of mid-cap and small-cap companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns, especially in the financial services group of industries where changes in interest rates and demand for financial services are so closely tied to the economy.

Non-Diversification Risk.  The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law.  The Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.  Thus, the Fund may have fewer holdings than other funds.  As a result, a decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.  The Fund is still subject to certain diversification requirements for federal income tax purposes, which are less rigorous than the diversification requirements under federal securities law.  See “Taxation” in the Fund’s Statement of Additional Information for more information.

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Management Risk.  Management risk describes the Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.  The value of your investment in the Fund is subject to the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Regulatory Risk.  Changes in government regulations may adversely affect the value of a security.  An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Securities Lending Risk.  There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.  When the Fund loans its portfolio securities, it will receive collateral consisting of cash or cash equivalents, securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, an irrevocable bank letter of credit, or any combination thereof.  Nevertheless, the Fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.  In addition, any investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Who May Want to Invest In the Fund?

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement; and
•	Have moderate risk tolerance.

PORTFOLIO HOLDINGS INFORMATION

A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”) and on the Fund’s website at www.akrefund.com.

MANAGEMENT OF THE FUND

The Advisor

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with Akre Capital Management, LLC, 2 West Marshall Street, Middleburg, Virginia 20118, under which the Advisor manages the Fund’s investments and business affairs subject to the supervision of the Board.  The Advisor was founded in 1999 and serves as investment advisor to other advisory clients such as high net worth individuals, institutions and private partnerships.  As of October 31, 2014, the Advisor managed approximately $4 billion in assets.  Under the Advisory Agreement, the Fund compensates the Advisor for its investment advisory services at the annual rate of 0.90% of the Fund’s average daily net assets, payable on a monthly basis.  Subject to the general supervision of the Board, the Advisor is responsible for managing the Fund in accordance with its investment objective and policies, and making decisions with respect to, and placing orders for, all purchases and sales of portfolio securities.  The Advisor also maintains related records for the Fund.  For the fiscal year ended July 31, 2014, the Advisor received net advisory fees of 0.90% of the Fund’s average daily net assets.

A discussion regarding the basis of the Board’s approval of the Advisory Agreement with the Advisor is available in the Fund’s Semi-Annual Report to shareholders for the period ended January 31, 2014.

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Portfolio Manager s

The Akre Focus Fund is a team managed portfolio.  The team includes Mr. Charles T. Akre Jr., Mr. John H. Neff, and Mr. Thomas D. Saberhagen, who are each primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Each of the co-portfolio managers has equal authority to buy and sell securities for portfolio investments, but all major investment decisions are reviewed by the entire portfolio management team.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

Charles T. Akre, Jr. has served as the Portfolio Manager of the Fund since its commencement of operations and has been the managing member of the Advisor since December 1999.  Prior to managing the Fund, Mr. Akre was the sole portfolio manager to the FBR Focus Fund.

John H. Neff has served as Co-Portfolio Manager of the Fund since August 2014.  Mr. Neff joined the Advisor in 2009 as a Senior Analyst and became a Partner of the Advisor in January 2013.  Prior to joining the Advisor, Mr. Neff served as a Senior Equity Analyst for William Blair since 2002 after starting in its Equity Research department in 1999.  He holds an M.B.A. from the University of Chicago and a B.A. from Colgate University.

Thomas D. Saberhagen has served as Co-Portfolio Manager of the Fund since August 2014.  Mr. Saberhagen joined the Advisor in 2009 as a Senior Analyst and became a Partner of the Advisor in January 2013.  Prior to joining the Advisor, Mr. Saberhagen served as Senior Analyst for Aegis Financial Corporation, which he joined in 2002.  He holds an M.B.A. from Stanford University and a B.A. in Mathematics and Philosophy from Rice University.

Fund Expenses

In addition to the advisory fees discussed above, the Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies.)

Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

Rule 12b-1 Fees, Shareholder Servicing Fees, and Other Payments

Distribution Plan.  The Fund’s Retail Class has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, the Fund’s Retail Class is authorized to pay the distributor a fee for the sale and distribution of the Fund’s shares and services it provides to shareholders.  The maximum amount of the fee authorized is 0.25% of the Fund’s average daily net assets annually.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund’s shares and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan.  The Fund has adopted a Shareholder Servicing Plan on behalf of both the Institutional and Retail Classes.  Under the Shareholder Servicing Plan, each Class is authorized to pay the Advisor an annual shareholder servicing fee of 0.10% of each Class’s average daily net assets.  The Advisor uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund’s shares and may cost you more than paying other types of sales charges.

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Other Payments to Dealers.  The Advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to accept orders for shares of the Fund (collectively, “Financial Intermediaries”).  Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service fees paid by the Fund.  These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary.  Cash compensation may also be paid to Financial Intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to the Fund’s shareholders.  The Advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

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SHAREHOLDER INFORMATION

Description of Classes

The following table lists the key features of the Fund’s Institutional and Retail Classes.
	Institutional Class	Retail Class
Minimum Initial Investment	$250,000	$2,000 – Standard Accounts $1,000 – Traditional and Roth IRAs $250 – Accounts with Automatic Investment Plans
Subsequent Minimum Investment	$25,000	$250 – All Accounts
Waiver/Reduction of Investment Minimums
Although not limited to the list below, the Advisor may waive or reduce the initial or subsequent minimum investment amounts in any of following circumstances:
• Retirement, defined benefit and pension plans with plan assets of at least
   $25 million;
• Bank or Trust companies investing for their own accounts or acting in a fiduciary or similar capacity;
• Institutional clients of the Advisor;
• Trustees and Officers of the Trust; and
• Employees of the Advisor and its affiliates and their immediate families
   (i.e. parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and Uniform Gift or Transfer to
   Minors Act accounts naming qualifying persons).
		None
Fees	• Redemption Fee of 1.00% if shares are redeemed less than 30 days from purchase (with some exceptions) • Shareholder servicing fee of 0.10%	• Redemption Fee of 1.00% if shares are redeemed less than 30 days from purchase (with some exceptions) • 12b-1 fee of 0.25% • Shareholder servicing fee of 0.10%
Conversion Feature	None
Subject to the Advisor’s approval, if investors currently holding Retail Class shares meet the criteria for eligible investors and would like to convert to Institutional Class shares, there are no tax consequences and investors are not subject to the redemption/exchange fees.  To inquire about converting your Retail Class shares to Institutional Class shares, please call 1-877-862-9556.

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Eligible Investors
Designed for accounts of institutions maintained directly with the Fund’s transfer agent, including:
• Financial institutions,
• Pension plans,
• Retirement accounts,
• Qualified plans,
• Corporations, trusts, estates, religious and charitable organizations, and
• Financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund.
Includes: • Individual accounts, • Traditional and Roth IRA accounts, • Certain accounts maintained through financial intermediari es.

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Special Instructions for Institutional Class Shares

The Fund offers Institutional Class shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations.  Institutional Class shares may also be offered through Financial Intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund.  If you are purchasing shares through a Financial Intermediary, you must follow the procedures established by your Financial Intermediary.  Your Financial Intermediary is responsible for sending your purchase order and wiring payment to the transfer agent.  Your Financial Intermediary holds the shares in your name and receives all confirmations of purchases and sales.  Financial Intermediaries placing orders for themselves or on behalf of their customers should call the Fund toll free at 1-877-862-9556, or follow the instructions under “Purchase By Mail,” “Purchase By Telephone” and “Purchase By Wire.”

As indicated in the table above, the minimum initial investment for Institutional Class shares may be waived or reduced by the Advisor at any time.  In addition to the circumstances listed in the table, the Advisor may permit certain Financial Intermediaries to aggregate up to 10 customer accounts to accumulate the requisite $250,000 initial investment minimum.

Pricing Fund Shares

Net Asset Value.  Shares of the Fund are sold at its NAV.  The Fund’s NAV is determined by taking the market value of the Fund’s total assets, subtracting the Fund’s liabilities and then dividing the result (net assets) by the number of the Fund’s shares outstanding.  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good order (as described below under “How to Purchase Shares of the Fund”) by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), or an authorized Financial Intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV).  In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

Fair Value Pricing.  Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures.  If any significant discrepancies are found, the Fund will adjust its fair valuation procedures.

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How to Purchase Shares of the Fund

Minimum Investments.  To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table on page 11.  The minimum investment requirements may be waived from time to time.  Please note the following:

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”), or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Akre Focus Fund.”  A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

•
ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase by Mail
For direct investments through the Fund’s Transfer Agent, you should:
•	Complete and sign the account application;
•	To open an account, write a check payable to: “Akre Focus Fund”; and
•	Send your account application and check to one of the addresses listed below.
•
For subsequent investments, detach the stub that is attached to the account statement you will receive after each transaction and mail it with a check made payable to the Fund in the envelope provided with your statement or to one of the addresses noted below.  Write your account number on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

•
Your order will not be accepted until the completed account application is received in good order by the Fund’s Transfer Agent.  “Good order” means your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “Akre Focus Fund.”

For regular mail delivery:	For an overnight delivery:
Akre Focus Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Akre Focus Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.
The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  All purchases must be made in U.S. dollars drawn on a bank located in the United States.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

Additionally, shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

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Purchase by Wire
If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-877-862-9556 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Akre Focus Fund
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Neither the Fund nor the Transfer Agent will be responsible for delays resulting from the banking or Federal Reserve wire systems.  You will receive the NAV from the day that your wired funds have been received by the Fund or the Transfer Agent.  Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  If you have questions about how to invest by wire, you may call the Fund at 1-877-862-9556.

Purchase by Telephone (Retail Class Shareholders)
If you accepted telephone options on the Account Application and your account has been open for at least 15 days you may purchase additional shares in the amount of $250 or more from your bank account upon request by telephoning the Fund toll free at 1-877-862-9556.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.

Purchases Placed with Financial Intermediaries
You may buy shares of the Fund through Financial Intermediaries.  Financial Intermediaries may have different investment minimum requirements than those outlined in this prospectus.  Additionally, Financial Intermediaries may aggregate several customer accounts to accumulate the requisite initial investment minimum.  Please consult your Financial Intermediary for their account policies.  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m. Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

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Purchasing with an Automatic Investment Plan (Retail Class Shareholders)
If you intend to use the Automatic Investment Plan (“AIP”), you may open your account with an initial minimum investment of $250.  Once an account has been opened, you can make additional purchases of shares of the Fund through an AIP.  The AIP provides a convenient method to have monies deducted directly from your bank account for investment into the Fund.  You can make automatic monthly purchases of $250 or more into the Fund.  Only bank accounts held at domestic institutions that are ACH members may be used for this option.  If you wish to change the amount of your investment or to terminate the plan, please contact the Transfer Agent at least five days prior to the effective date.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned.  The Fund may alter, modify or terminate the AIP at any time.  To begin participating in the AIP, please complete the Automatic Investment Plan section found on the account application or contact the Fund at 1-877-862-9556.

Retirement Plans (Retail Class Shareholders)
The Fund offers IRA plans.  You may obtain information about opening an IRA by calling 1-877-862-9556.  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.

How to Redeem (Sell) Shares of the Fund

How to Redeem Shares.  If you redeem through a Financial Intermediary, the Financial Intermediary may charge you a transaction fee.  If you purchased your shares by check, you may not receive your redemption proceeds until your check has cleared, which may take up to 15 calendar days.  Redemptions will be processed only on a day during which the NYSE is open for business.  You may receive the proceeds of redemption by check, wire or via electronic funds transfer through the Automatic Clearing House (“ACH”) network.  Please note that certain fees may apply depending on the timing or manner in which you redeem shares.  Requests to redeem shares are processed at the NAV next calculated after the Fund receives your request in proper form.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Redeem by Mail
To redeem by mail, please:
•	Provide your name and account number;
•	Specify the number of shares or dollar amount and the Fund name or number;
•
Sign the redemption request (the signature must be exactly the same as the one on your account application).  Make sure that all parties that are required by the account registration sign the request, and any applicable signature guarantees are on the request; and

•	Send your request to the appropriate address as given under purchasing by mail.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

Redeem by Telephone
You may redeem your shares of the Fund by telephone if you accepted telephone options on your account application.  In order to arrange for the telephone redemption option after your account has been established, or to change the bank account or address designated to which redemption proceeds are sent, you must send the Fund’s Transfer Agent a written request.  The request must be signed by each shareholder of the account and should include a signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Telephone redemptions are limited to $50,000.  Redemption requests in excess of $50,000 must be made in writing and may require a signature(s) guarantee.  To redeem by telephone, call the Transfer Agent at 1-877-862-9556 between the hours of 9:00 a.m. and 8:00 p.m. Eastern time on a day the NYSE is open for business.  Shares of the Fund will be sold in your account at the NAV determined on the day your order is placed prior to market close (generally, 4:00 p.m. Eastern time); any redemption requests made after market close will receive the Fund’s next calculated NAV price.

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For your protection against fraudulent telephone transactions, the Fund will use reasonable procedures to verify your identity.  As long as the Fund follows these procedures, the Fund will not be liable for any loss or cost to you if the Fund acts on instructions to redeem your account that the Fund reasonably believes to be authorized by you.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  You will be notified if the Fund refuses telephonic redemption transactions.  Once a telephone transaction is placed, it cannot be cancelled or modified.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Telephone redemptions may be difficult during periods of extreme market or economic conditions.  If this is the case, please send your redemption request by mail or overnight courier.

Systematic Withdrawal Plan (Retail Class Shareholders)
If you own or are purchasing shares of the Fund having a current value of at least $10,000, you may participate in a Systematic Withdrawal Plan (“SWP”).  The SWP provides for automatic redemptions of at least $100 on a monthly, quarterly or annual basis.  You may have the proceeds of the SWP sent by check to your address of record or by electronic funds transfer via the ACH network to the bank account designated by you on the Fund account application.  You may establish the SWP by completing this section on the account application or by calling the Fund at 1-877-862-9556.  You may terminate or modify your participation in the Plan by calling the Fund’s Transfer Agent at least five days prior to the next scheduled payment.

Redeem Through Your Financial Intermediary
You may sell shares of the Fund through your Financial Intermediary that has made arrangements with the Fund to sell its shares.  When you place your order with such a Financial Intermediary, your order is treated as if you had placed it directly with the transfer agent, and you will pay or receive the NAV next calculated by the Fund.  As stated above, the Financial Intermediary holds your shares in an omnibus account in the Financial Intermediary’s name, and the Financial Intermediary maintains your individual ownership records.  The Financial Intermediary may charge you a fee for handling your order.  The Financial Intermediary is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

Account and Transaction Policies

Redemption Fee.   The Fund is intended for long-term investors.  Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  For these reasons, the Fund will assess a 1.00% fee on the redemption of Fund shares held less than 30 days from purchase.  The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  This fee does not apply to (1) shares purchased through reinvested dividends or capital gains; (2) Fund redemptions under the Fund’s SWP; (3) the redemption of shares previously purchased under an AIP; (4) the involuntary redemption of low balance accounts; (5) sales of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain asset-allocation programs managed by fee-based investment advisors, certain wrap accounts and certain retirement plans; (6) minimum required distributions from retirement accounts; (7) premature distributions from retirement accounts due to the disability or health of the shareholder; (8) redemptions resulting in the settlement of an estate due to the death of the shareholder; (9) conversion of shares from one share class to another in the same Fund; (10) taking out a distribution or loan from a defined contribution plan; (11) redemptions to effect, through a redemption and subsequent purchase, an account registration change within the same Fund; or (12) redemptions in connection with charitable investment pool accounts.

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The Fund reserves the right to change the terms and amount of this fee upon at least 60-day notice to shareholders.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for 30 days or less, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

Tools to Combat Frequent Transactions.  The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent transactions and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders.  The Board has adopted a policy regarding excessive trading.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps may include, among other things, monitoring trading activity, imposing redemption fees, if necessary, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Fund’s shares is believed by the Advisor to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at its request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

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Proceeds.  Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund account application.  The minimum wire amount is $500 and there is a $15 fee for each wire transfer.  When proceeds are sent via the ACH network, the funds are usually available in two to three business days.

Suspension of Redemptions.  The Fund may temporarily suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Signature Guarantees.   The Transfer Agent may require a signature guarantee, from either a Medallion program member or a non-Medallion program member, for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $50,000;
•	If a change of address request has been received by the Transfer Agent within the last 30 calendar days;
•	When requesting a change in ownership on your account; and
•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Advisor and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  The Advisor can waive the need for signature guarantees from time to time.  A notary public is not an acceptable signature guarantor.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the transfer agent may not be able to open your account.  Please contact the Transfer Agent at 1-877-862-9556 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account and redeem your shares or take any other action it deems reasonable or required by law.  The Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.

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No Certificates.  The Fund does not issue share certificates.

Right to Reject Purchases.  The Fund reserves the right to reject any purchase in whole or in part.

In-Kind Purchases.  The Fund reserves the right to accept in-kind contributions of securities in exchange for shares of the Fund.

Redemption In-Kind.  The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts.  The Fund reserves the right to redeem an account if the total value of the account falls below $500 due to redemptions.  You will be given 30 days prior written notice of this redemption.  During that period, you may purchase additional shares to avoid the redemption.

Householding.  In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-877-862-9556 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

DISTRIBUTIONS AND TAXES

Dividends and Distributions

Dividends from net investment income and distributions from net capital gains from the sale of securities are distributed at least annually.  Net investment income generally consists of interest income and dividends received on investments, less expenses.

The Fund typically distributes any undistributed net investment income each December.  Any net capital gains realized through the period ended October 31 of each year also are typically distributed by December 31 of each year.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options:

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•	Receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares;
•	Reinvest dividends in additional Fund shares and receive capital gain distributions in cash; or
•	Receive all dividends and capital gain distributions in cash.

Distributions are taxable to you whether received in cash or in additional shares.  If you wish to change your distribution option, call or write to the Transfer Agent at 1-877-862-9556.  Your request must be received at least five days prior to the payment date of the distribution.  If you elect to receive dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current net asset value and to reinvest all subsequent distributions.

Tax Consequences

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Fund will not be subject to federal income tax if it adequately diversifies its investments, distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.  The Fund generally operates in a manner such that it will not be liable for federal income or excise taxes on its taxable income and capital gains distributed to shareholders.

The Fund intends to make distributions of dividends and capital gains.  In general, Fund distributions are taxable to shareholders as ordinary income or qualified dividend income.  The federal income tax rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Qualified dividend income, the amount of which will be reported to you by the Fund, is currently taxed at a maximum rate of 20%.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

Dividends declared by the Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year will be treated as paid in December for tax purposes.

All distributions generally reduce the NAV of the Fund’s shares by the amount of the distribution.  If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a partial return of your investment.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, and your adjusted tax basis at the time of such sale, you may have a taxable gain or a loss on the transaction.  Distributions of dividends and capital gains on the sale of your shares in the Fund are generally included in net investment income, which is subject to a 3.8% Medicare tax for taxpayers in the higher federal income tax brackets.  You are responsible for any tax liabilities generated by your transaction.

By law, the Fund must withhold as backup withholding a percentage (currently, 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, the Internal Revenue Service (“IRS”) notifies you that you are subject to backup withholding, or if the IRS instructs the Fund to do so.

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State, local or foreign taxation may apply.  The Fund’s SAI provides additional information about taxes.  You should consult your professional tax advisor regarding the federal, state, local and foreign tax consequences of an investment in the Fund based on your circumstances.

INDEX DESCRIPTION

The S&P 500® Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.  You cannot invest directly in an index.

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FINANCIAL HIGHLIGHTS
The following tables illustrate the financial performance for the Fund for the fiscal periods shown.  Certain information reflects financial results for a single Fund share.  “Total return” illustrates how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm.  Their report and the Fund’s financial statements are included in the Fund’s most recent Annual Report to shareholders.

Akre Focus Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

INSTITUTIONAL CLASS	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2011	Period Ended July 31, 2010*
Net asset value, beginning of year/period	$19.01	$14.98	$12.41	$10.52	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	(0.07)**	0.04**	0.05**	0.05**	(0.06)
Net realized and unrealized gain on investments	3.23	4.33	2.54	1.84	0.58
Total from investment operations	3.16	4.37	2.59	1.89	0.52

LESS DISTRIBUTIONS
From net investment income	--	(0.09)	(0.03)	--	--
From net realized gain	(0.40)	(0.25)	--	--	--
Total distributions	(0.40)	(0.34)	--	--	--
Paid-in capital from redemption fees	0.00#	0.00#	0.01	0.00#	0.00#
Net asset value, end of year/period	$21.77	$19.01	$14.98	$12.41	$10.52
Total return	16.82%	29.73%	21.02%	17.97%	5.20%^
SUPPLEMENTAL DATA
Net assets, end of year/period (millions)	$907.7	$436.7	$255.4	$78.7	$70.6
Portfolio turnover rate	30%	23%	13%	25%	12%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived/recouped	1.10%	1.11%	1.15%	1.20%	1.25%+
After fees waived/recouped	1.10%	1.11%	1.15%	1.20%	1.24%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived/recouped	(0.36)%	0.25%	0.32%	0.46%	(0.84)%+
After fees waived/recouped	(0.36)%	0.25%	0.32%	0.46%	(0.83)%+

*	Fund commenced operations on August 31, 2009.
**	Calculated based on the average number of shares outstanding.
#	Amount less than $0.01 per share.
^	Not annualized.
+	Annualized.

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Akre Focus Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

RETAIL CLASS	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2011	Period Ended July 31, 2010*
Net asset value, beginning of year/period	$18.87	$14.88	$12.35	$10.49	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	(0.13)**	0.00#**	0.01**	0.01**	(0.08)
Net realized and unrealized gain on investments	3.22	4.29	2.53	1.85	0.57
Total from investment operations	3.09	4.29	2.54	1.86	0.49

LESS DISTRIBUTIONS
From net investment income	--	(0.05)	(0.01)	--	--
From net realized gain	(0.40)	(0.25)	--	--	--
Total distributions	(0.40)	(0.30)	(0.01)	--	--
Paid-in capital from redemption fees	0.00#	0.00#	0.00#	0.00#	0.00#
Net asset value, end of year/period	$21.56	$18.87	$14.88	$12.35	$10.49
Total return	16.57%	29.37%	20.61%	17.73%	4.90%^

SUPPLEMENTAL DATA
Net assets, end of year/period (millions)	$2,305.9	$1,609.9	$856.7	$207.2	$137.3
Portfolio turnover rate	30%	23%	13%	25%	12%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived/recouped	1.35%	1.36%	1.40%	1.45%	1.50%+
After fees waived/recouped	1.35%	1.36%	1.40%	1.45%	1.49%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived/recouped	(0.61)%	(0.03)%	0.05%	0.12%	(1.09)%+
After fees waived/recouped	(0.61)%	(0.03)%	0.05%	0.12%	(1.08)%+

*	Fund commenced operations on August 31, 2009.
**	Calculated based on the average number of shares outstanding.
#	Amount less than $0.01 per share.
^	Not annualized.
+	Annualized.

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PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us verbally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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AKRE
FOCUS FUND

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”)
The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference.  It is legally considered a part of this Prospectus.

Annual and Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders.  The Fund’s Annual Report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make general inquiries about the Fund by contacting the Fund at:

Akre Focus Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-877-862-9556
www.akrefund.com

You can review and copy information, including the Fund’s reports and SAI, at the Public Reference Room of the SEC 100 “F” Street, N.E. Washington, D.C. 20549-1520.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Fund are also available:

•	Free of charge from the Fund’s website at www.akrefund.com; or
•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by email request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-05037.)

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STATEMENT OF ADDITIONAL INFORMATION

November 28, 2014

Institutional Class Shares  AKRIX
Retail Class Shares  AKREX

2 West Marshall Street
Middleburg, Virginia 20118
1-877-862-9556

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated November 28, 2014, as may be revised, for the Institutional and Retail class shares of the Akre Focus Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”).  The Fund is advised by Akre Capital Management, LLC (the “Advisor”).  A copy of the Fund’s Prospectus is available by calling the number listed above.

The Fund’s most recent Annual Report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Fund’s Annual Report dated July 31, 2014 as filed with the Securities and Exchange Commission (“SEC”).

Statement of Additional Information - Table of Contents

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  Prior to May 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Fund is a series of the Trust.  The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust.  The Fund’s Institutional Class and Retail Class both commenced operations on August 31, 2009.

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Fund’s principal investment strategies as set forth in its Prospectus.  Although not exhaustive, the following paragraphs detail other investment strategies the Fund may pursue and the risks associated therewith.  The Fund has the right to invest in types of securities not described below.

Risks Associated With Recent Economic Events.
The U.S. credit markets have been experiencing extreme volatility and disruption for more than five years. Instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations.  In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.  These developments may increase the volatility of the value of securities owned by the Fund.  These developments may also make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis.  These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers.  Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the net asset value (“NAV”) of its shares.

Statement of Additional Information - Table of Contents

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators.  It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund.  Possible regulatory actions taken under these revised and expanded powers may include actions related to financial consumer protection, proprietary trading and derivatives.  There is a risk that new and additional government regulation authorized by the Dodd-Frank Act could result in higher Fund costs and expenses.  Legislators and regulators in the United States are currently considering a wide range of proposals in addition to the Dodd-Frank Act that, if enacted, could result in major changes to the way banking operations are regulated.  In addition, the recent European debt crisis and related financial restructuring efforts have contributed to the instability in global credit markets.  The strength and duration of any economic recovery will be impacted by the European debt crisis and the reaction to any efforts to address the crisis.

Government Intervention in Financial Markets Risk.
The recent instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and in some cases a lack of liquidity.  U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable.  Issuers of corporate securities might seek protection under the bankruptcy laws.  Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Non-Diversification.
The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law.  The Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.  Thus, the Fund may have fewer holdings than diversified funds.  As a result, a decline in the value of those holdings would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Although the Fund is a “non-diversified” investment company, and consequently is not limited in the proportion of its assets that may be invested in the securities of a single issuer, the Fund intends to conduct its operations so as to qualify to be taxed as a “regulated investment company” for federal income tax purposes, which will relieve the Fund of any liability for federal income tax to the extent its income and capital gains are distributed to shareholders.  To so qualify, among other requirements, the Fund will limit its investment so that, at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.  The Fund’s investments in U.S. government securities are not subject to these limitations.

Equity Securities.
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Fund may invest.  All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

Statement of Additional Information - Table of Contents

Common Stocks.
Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Other Investment Companies.
The Fund may invest in the securities of other registered investment companies, including money market mutual funds, subject to the limitations set forth in the Investment Company Act of 1940, as amended, (the “1940 Act”).  Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

In accordance with Section 12(d)(1)(F) and Rule 12(d)(1)-(3) of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company (other than money market funds) is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (i.e., 8.5%).

Exchange-Traded Funds.
The Fund may also invest in shares of exchange-traded funds (“ETFs”).  ETFs are investment companies which seek to replicate the performance, before fees and expenses, of an underlying index of securities.  An ETF is similar to a traditional mutual fund but trades at different prices during the day on a securities exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at their current market price, which may be more or less than their net asset value.  Investors in the Fund should be aware that ETFs are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their net asset value, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF, but will instead purchase and sell shares on the secondary market.

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Foreign Securities.
The Fund may invest up to 15% of its total assets in securities issued by foreign issues, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and foreign equity securities.  In determining whether a company is foreign, the Advisor will consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company is legally organized.  The weight given to each of these factors will vary depending upon the circumstances.  Investments in foreign securities may involve a greater degree of risk than those in domestic securities.

Depositary receipts are not usually denominated in the same currency as the securities into which they may be converted.  Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets.  ADRs are sponsored and issued by domestic banks and they represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank.  ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers.  By investing in ADRs rather than directly in the foreign security, however, the Fund may avoid currency risks during the settlement period for either purchases or sales.  There is a large, liquid market in the United States for most ADRs.  GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs.  GDRs are not necessarily denominated in the currency of the underlying security.  ADRs, GDRs and the securities of foreign companies traded on a U.S. stock exchange are not considered foreign securities for purposes of calculation of any investment limitation placed on the Fund’s exposure to foreign securities.

Securities of foreign issuers may be subject to greater fluctuations in price than domestic securities.  The price of foreign securities is affected by changes in the currency exchange rates.  Potential political or economic instability of the country of the issuer, especially in emerging or developing countries, could cause rapid and extreme changes in the value of the Fund’s assets to the extent it is invested in securities of foreign issuers.  Foreign countries have different accounting, auditing, and financial reporting standards, and foreign issuers may be subject to less governmental regulation and oversight and higher levels of taxation than U.S. issuers.  Also, many countries where the Fund invests are not as politically or economically developed as the United States.  Acts of foreign governments interfering in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the Fund.  In addition, additional costs may be incurred in connection with the Fund’s foreign investments.  Foreign brokerage commissions are generally higher than those in the United States.  Expenses may also be incurred on currency conversions when the Fund moves investments from one country to another.  Increased custodial costs, as well as administrative difficulties, may be experienced in connection with maintaining assets in foreign jurisdictions.

The Fund may also invest in developing or emerging market securities.  The considerations noted above regarding the risk of investing in foreign securities are generally more significant for investments in emerging or developing countries, such as countries in Eastern Europe, Latin America, South America or Southeast Asia.  These countries may have relatively unstable governments and securities markets in which only a small number of securities trade.  Markets of developing or emerging countries may generally be more volatile than markets of developed countries.  Investment in these markets may involve significantly greater risks, as well as the potential for greater gains.

Commercial Paper and Short-Term Notes.
The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by companies.  Issues of commercial paper will normally have maturities of less than nine (9) months and fixed rates of return, although such instruments may have maturities of up to one year.  Short-term notes will normally have maturities of less than twelve (12) months.

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Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group or “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix A.

Corporate Debt Securities.
The Fund may invest in corporate debt securities having a duration of longer than one year.  Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered.  The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer.  The Fund may invest in debt securities that are non-investment grade or are in default.  The ratings of debt securities are described in Appendix A.

U.S. Treasury Securities.  The Fund may invest in U.S. Treasuries.  U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the U.S. Treasury.  U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Yields on short-, intermediate-, and long-term U.S. Treasury securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation.

Bank Money Market Instruments.
The Fund may invest in Bank money market instruments, which are short-term obligations of depository institutions that provide high liquidity and a relatively risk-free way to earn interest on cash reserves.  Bank deposits and CDs are insured up to specified limits per depositor by the Bank Insurance Fund and the Savings Association Insurance Fund, units of the Federal Deposit Insurance Corporation (“FDIC”), and by the National Credit Union Administration (“NCUA”). The FDIC and NCUA are federally sponsored agencies.

Illiquid Securities.
The Fund may not invest more than 15% of the value of its net assets in illiquid securities.  The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  As described below, in some cases, securities subject to legal or contractual restrictions on resales may not be deemed to be illiquid (see “Restricted Securities” below).  Mutual funds do not typically hold a significant amount of these illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

Restricted Securities.
The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what action, if any, is appropriate.  The Fund may determine that it is appropriate to continue to hold such instrument for a period of time to avoid a distressed sale which would be harmful to shareholders.

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Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Repurchase Agreements.
The Fund may enter into repurchase agreements.  However, the Fund may not invest more than 15% of its net assets in repurchase agreements.  For purposes of the 1940 Act, a repurchase agreement may be deemed to be a loan from the Fund to the seller of the security subject to the repurchase agreement.  Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities, including such repurchase agreements.

Because a repurchase agreement may be deemed to be a loan under the 1940 Act, it is not clear whether a court would consider the security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the security.  If a court characterizes the transaction as a loan, and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Statement of Additional Information - Table of Contents

Reverse Repurchase Agreements.
The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund’s investment restrictions.  Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at the mutually agreed-upon date and price.  The Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.  When the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  Such assets will include U.S. government securities or other liquid, high-grade debt securities.

The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund’s earnings or net asset value will increase faster than otherwise would be the case.  Conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.  The Fund will seek to enter reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.  Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.  Reverse repurchase agreements are considered to be borrowing by the 1940 Act.

Borrowing.
The Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed).  In addition, the Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

The 1940 Act permits a portfolio to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from other lenders for temporary purposes.  To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.  Borrowing money to increase the Fund’s investment portfolio is known as “leveraging.”  Borrowing, especially when used for leverage, may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow.  This is because borrowing tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings.  Borrowed money thus creates an opportunity for greater gains, but also greater losses.  To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.  There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund’s net investment income in any given period.  Currently, the Fund does not contemplate borrowing money for investment purposes.  The Fund’s investment restriction regarding borrowing will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act.  Reverse repurchase agreements may be considered to be a type of borrowing.  Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy.  Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.  Such trading practices may include futures, options on futures, forward contracts, and other derivative investments.

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The 1940 Act prohibits the Fund from issuing senior securities except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets for any purpose.  The Fund also may borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities.  The issuance of senior securities by the Fund can increase the speculative character of the Fund’s outstanding shares through leveraging.  Leveraging of the Fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased.  Certain widely used investment practices that involve a commitment by the Fund to deliver money or securities in the future are not considered by the SEC to be senior securities, provided that the Fund segregates cash or liquid securities in an amount necessary to pay the obligation or the Fund holds an offsetting commitment from another party.  These investment practices include repurchase and reverse repurchase agreements, swaps, dollar rolls, options, futures and forward contracts.  The Fund’s policy on borrowing will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts, or other derivatives, or the posting of initial or variation margin.

Securities Lending.
The Fund may lend up to 33-1/3% of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral (which may include cash, U.S. government or agency securities, or irrevocable bank letters of credit) from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

When-Issued Securities and Forward Commitments.
The Fund may purchase securities offered on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis.  When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date.  Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated.  During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction.  At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value (“NAV”).

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LEAPS.
The Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities (“LEAPs”).  LEAPs provide a holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount.  The Fund will not purchase these options with respect to more than 25% of the value of its net assets.

LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities.  A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.

Short Sales.
Although not a principal strategy of the Fund, the Fund may seek to hedge investments or realize additional gains through the use of short sales.  Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.  The Fund also will incur transaction costs in effecting short sales.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position.  Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with other liquid assets.  The Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract, due to, for instance, its insolvency or bankruptcy.  In such instances the Fund may not be able to substitute or sell the pledged collateral.  Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligation.  This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

Fixed Income Securities
General.  The Fund may invest a portion of its assets in fixed income securities.  Examples of such securities are described below.

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Government Agency Securities.  Government agency securities, often called agencies, are indirect obligations of the U.S. government, and are issued by federal agencies and government-sponsored corporations under authority from Congress.  Government agency securities may be backed by the full faith and credit of the federal government, which is the case with Government National Mortgage Association and Small Business Administration certificates, but are more often issued or guaranteed by the sponsoring agency. Examples of government agency securities include Export-Import Bank of the United States, the Federal Home Loan Banks, and the Federal Farm Credit System Banks.

Government-Sponsored Enterprises. Government-sponsored enterprises are characterized as being privately owned and publicly chartered.  These enterprises were created by the U.S. government to help certain important sectors of the economy reduce their borrowing costs.  The U.S. government does not directly back government sponsored enterprise securities, although in some instances, government-sponsored enterprise securities may benefit from indirect support.  Freddie Mac and Fannie Mae are examples of government-sponsored enterprise securities.  On September 6, 2008, the Federal Housing Finance Authority (“FHFA”), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship under its authority with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition.  The effect that this conservatorship will have on these entities’ debt and equities is unclear and no assurance can be given that any steps taken by the FHFA or the U.S. Treasury or any other agency of the U.S. government with respect to Fannie Mae or Freddie Mac will succeed.  Fannie Mae and Freddie Mac have each been and remain the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements, may adversely affect these entities and, as a result, the payment of principal or interest on securities they issue.

Risks Associated with Investing in U.S. Government Securities.   The U.S. government is considered to be among the best credit-rated issuers in the debt markets.  Since Treasury securities are direct obligations of the U.S. government, there is minimal credit risk.  While most other government-sponsored securities are not direct obligations of the U.S. government (although some are guaranteed by the U.S. government), they also offer little credit risk.

However, another type of risk that may affect the Fund is market and/or interest rate risk.  For example, debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. government securities generally varies inversely with changes in market interest rates.  An increase in interest rates, therefore, would generally reduce the market value of any U.S. government security held by the Fund, while a decline in interest rates would generally increase the market value of such investment.

Convertible Securities.  The Fund may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks.  The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible.  The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.  The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party.  Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to convert that security.  If the issuer chooses to do so, this action could have an adverse effect on the Fund’s ability to achieve its investment objectives.

Asset-Backed Securities.  Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements.  The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

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Mortgaged-Backed Securities.   The Fund may invest in securities that directly or indirectly represent participations in, are collateralized by, or payable from mortgage loans secured by real property (“Mortgage-Backed Securities”).

Mortgage-Backed Securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”) and government-related organizations such as Fannie Mae and Freddie Mac, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies.  Although certain Mortgage-Backed Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  If the Advisor purchases a Mortgage-Backed Security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  However, though the value of a Mortgage-Backed Security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment.  For this and other reasons, a Mortgage-Backed Security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities’ return to the Fund.  In addition, regular payments received in respect of Mortgage-Backed Securities include both interest and principal.  No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue Mortgage-Backed Securities and among the securities that they issue. Mortgage-Backed Securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae.  This guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S.-government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-Backed Securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are guaranteed as to timely payment of the principal and interest by Fannie Mae. Fannie Maes are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States.  Fannie Mae is a government sponsored organization.  Mortgage-Backed Securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Mac PCs”).  Freddie Mac is a corporate instrumentality of the United States created pursuant to an Act of Congress.  Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac.  Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Fund may also invest in Mortgage-Backed Securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans (“CFOs” and “REMICs”) and derivative multiple-class mortgage-backed securities (“Stripped Mortgage-Backed Securities” or “SMBSs”).

During the financial crisis, rating agencies placed on credit watch or downgraded the ratings previously assigned to a large number of mortgage-related securities (which may include certain of the mortgage-related securities in which the Fund may invest).  If a mortgage-related security in which the Fund is invested is placed on credit watch or downgraded, the value of the security may decline and the Fund may experience losses.

A general economic downturn may lead to declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by the Fund.  Additionally, in recent years, a lack of credit liquidity and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans.

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Economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities would realize in the event of a foreclosure or other exercise of remedies.  Moreover, even if such mortgage-related securities are performing as anticipated, their value in the secondary market may fall or continue to fall as a result of deterioration in general market conditions for such securities or other asset-backed or structured products.  Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in the value of such mortgage-related securities.  Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities. Economic conditions may reduce the cash flow that the Fund investing in such mortgage-related securities receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities.  In addition, interest rate spreads for mortgage-backed securities may widen and may become more volatile when compared to the past due to adverse changes in market conditions.  In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by the Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount.  Furthermore, adverse changes in market conditions may result in a severe liquidity crisis in the market for mortgage-backed securities (including the mortgage-related securities in which the Fund may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities.  As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by the Fund may experience declines after they are purchased by the Fund.  The recent rise in the rate of foreclosures of properties has resulted in legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures.  Actions have also been brought against issuers and underwriters of residential mortgage-backed securities collateralized by such residential mortgage loans and investors in such residential mortgage-backed securities.  Future legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-backed securities.  The nature or extent of any future limitations on foreclosure or exercise of other remedies that may be enacted is uncertain.  Governmental actions that interfere with the foreclosure process, for example, could increase the costs of such foreclosures or exercise of other remedies, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans and securities backed by such residential mortgage loans owned by the Fund, and could adversely affect the yields on the mortgage-related securities owned by the Fund and could have the effect of reducing returns to the Fund that has invested in mortgage-related securities collateralized by these residential mortgage loans.

In addition, the U.S. government, including the Federal Reserve, the Treasury and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis, including initiatives to limit large-scale losses associated with mortgage-related securities held on the books of certain U.S. financial institutions and to support the credit markets generally.  The impact that such actions could have on any of the mortgage-related securities held by the Fund is unknown.

Structured Securities.   Structured securities employ a trust or other similar structure to modify the maturity, price characteristics or quality of financial assets.  For example, structural features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability.  If the structure does not perform as intended adverse tax, or investment consequences may result.  Neither the Internal Revenue Service (“IRS”) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities.  Future tax or other regulatory determinations could adversely affect the value, liquidity or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.  The payment of principal and interest on structured securities may be largely dependent on the cash flows generated by the underlying financial assets.

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Variable or Floating Rate Securities.  Variable or floating rate securities provide for periodic adjustments of the interest rate paid.  Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate.  Some variable or floating rate securities have put features.

Swap Agreements.  Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.  Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.  Swap agreements can take many different forms and are known by a variety of names.  The Fund is not limited to any particular form of swap agreement if the Advisor determines it is consistent with the Fund’s investment objective and policies.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another.  For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.  Caps and floors have an effect similar to buying or writing options.  Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund.  If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

The Fund expects to be able to eliminate its exposure under swap agreements whether by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.  The Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements.  If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.  If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Indexed Securities.  The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.  Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

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The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.

Stripped Securities.   The Fund may purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”). These instruments are issued by banks and brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which mean that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes.  Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.  Bonds issued by the Resolution Funding Corporation (“REFCORP”) can also be stripped in this fashion.  REFCORP Strips are eligible investments for the Fund.

Zero Coupon Bonds.  The Fund may purchase zero coupon bonds.  Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments.  The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations.  This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future.  For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, whose fluctuation increases the longer the period of maturity.  Although zero coupon bonds do not pay interest to holders prior to maturity, U.S. federal income tax law requires the Fund to recognize as interest income a portion of the bond’s discount each year and this income must then be distributed to shareholders along with other income earned by the Fund.  To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities.  In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

Real Estate-Related Investments.  Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings.  Real estate-related instruments are sensitive to factors such as real estate values, property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer.  Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

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Lower-Rated Debt Securities.  The Fund may purchase lower-rated debt securities, commonly referred to as “junk bonds” (those rated below the fourth highest grade by a nationally recognized statistical ratings organization (“NRSRO”) and non-rated securities judged by the Advisor to be of equivalent quality), that have poor protection with respect to the payment of interest and repayment of principal, or that may be in default.  These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay.  The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold.  If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services.  Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available.  Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund’s ability to sell these securities.

Since the risk of default is higher for lower-rated debt securities, the Advisor’s research and credit analysis are an especially important part of managing securities of this type held by the Fund.  In considering investments for the Fund, the Advisor will attempt to identify those issuers of high-yielding debt securities whose financial condition are adequate to meet future obligations, have improved, or is expected to improve in the future.  The analysis focuses on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its right as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund’s shareholders.

Loans and Other Debt Instruments.  Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party.  They may represent amounts owed to lenders or lending syndicates (loans and loan participation), to suppliers of goods or services (trade claims or other receivables), or to other parties.  Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation.  In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the Fund to supply additional cash to the borrower on demand.

Derivative Instruments

A variety of derivate investment products are available in the financial markets, including put and call options on securities, indexes, and currencies; financial and commodity futures contracts and options on futures contracts; swap agreements and options on such agreements; structured notes; and various hybrid instruments.  The Fund is currently permitted to invest up to 5% of its assets in derivative instruments as further described below.

Foreign Currency Transactions.  The Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.  The Fund will convert currencies on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.  Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

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The Fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund.  The Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When the Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to “lock in” the U.S. Dollar price of the security.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. Dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received.  This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.”  The Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisor.

The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency.  For example, if the Fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. Dollars to hedge against possible declines in the Euro’s value.  Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors.  The Fund could also hedge the position by selling another currency expected to perform similarly to the Euro.  This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. Dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. Dollars to a foreign currency, or from one foreign currency to another foreign currency.  For example, if the Fund held investments denominated in Euro, the Fund could enter into forward contracts to sell Euro and purchase Japanese Yen. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Commission guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by Commission guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative.  The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on the Advisor’s skill in analyzing and predicting currency values.  Currency management strategies may substantially change the Fund’s investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as anticipated. For example, if a currency’s value rose at a time when the Advisor had hedged the Fund by selling that currency in exchange for U.S. Dollars, the Fund would be unable to participate in the currency’s appreciation.  If the Fund hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem.  Similarly, if the Advisor increases the Fund’s exposure to a foreign currency, and that currency’s value declines, the Fund will realize a loss. There is no assurance that the use of currency management strategies will be advantageous to the Fund or that it will hedge at an appropriate time.

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Futures Contracts.  The Fund may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for bona fide hedging purposes.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price.  A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”), a U.S. government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position.  A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.  The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.  Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts.  A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date.  Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums.  Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.  Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.  The Fund expects to earn interest income while its margin deposits are held pending performance on the futures contract.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek, through the sale of futures, contracts to offset a decline in the value of its portfolio securities.  When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it affects anticipated purchases.

The Fund’s ability to effectively utilize futures trading depends on several factors.  First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

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Restrictions on the Use of Futures Contracts.  The Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.  Pursuant to amendments by the CFTC Rule 4.5 under the Commodity Exchange Act (“CEA”), the Advisor has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund.  The Fund and the Advisor are therefore not subject to registration or regulation as a pool operator under the CEA.  Effective December 31, 2012, in order to claim the Rule 4.5 exemption, the Fund is significantly limited in its ability to invest in commodity futures, options, and swaps (including securities futures, broad-based stock index futures and financial futures contracts).  As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past and these limitations may have a negative impact on the ability of the Advisor to manage the Fund, and on the Fund’s performance.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).  However, segregation of assets is not required if the Fund “covers” a long position. For example, instead of segregating assets, the Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.  In addition, where the Fund takes short positions, or engages in sales of call options, it need not segregate assets if it “covers” these positions.  For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract.  The Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established.  When the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract.  The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

In addition, the extent to which the Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code’s requirements for qualification as a registered investment company and the Fund’s intention to qualify as such.

Risk Factors in Future Transactions.  Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain the required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them.  The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

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The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions.  A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.  However, because the futures strategies engaged in by the Fund are only for hedging purposes, it is expected that the Fund is generally not subject to risks of loss exceeding those that would be undertaken if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by the Fund involves the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged.  It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities.  There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

Options.  The Fund may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices.

Covered Call Options.  The Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone.  Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date.  A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option.  The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security.  If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction.  The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise.  Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security.  Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Covered Put Options.  The Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase.  A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.  A put option is “covered” if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

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In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option.  By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

The Fund may terminate a put option that it has written before it expires by a closing purchase transaction.  Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing Put and Call Options.  The Fund may also purchase put options to protect portfolio holdings against a decline in market value.  This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay.  These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy.  Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price.  In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.  These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Fund may also purchase put and call options to attempt to enhance its current return.

Options on Foreign Securities.  The Fund may purchase and sell options on foreign securities if the Advisor believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund’s investment objectives.  It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities.  However, position limits and other rules of foreign exchanges may differ from those in the United States.  In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the United States.

Risks Involved in the Sale of Options.  Options transactions involve certain risks, including the risks that the Advisor will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.  The successful use of these strategies depends on the ability of the Advisor to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position.  As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund’s use of options.  The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert.  It is possible that the Trust and other clients of the Advisor may be considered such a group.  These position limits may restrict the Fund’s ability to purchase or sell options on particular securities.

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Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction.  For that reason, it may be more difficult to close out unlisted options than listed options.  Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a “regulated investment company” under the Internal Revenue Code, may also restrict the Fund’s use of options.

Special Expiration Price Options.  The Fund may purchase over-the-counter (“OTC”) puts and calls with respect to specified securities (“special expiration price options”) pursuant to which the Fund in effect may create a custom index relating to a particular industry or sector that the Advisor believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option.  Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium.  However, if the value of the underlying security increases (or decreases) by a pre-negotiated amount, the special expiration price option is canceled and becomes worthless.  A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised.  Brokerage commissions and other transaction costs will reduce the Fund’s profits if the special expiration price options are exercised.  The Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Fund may not:

1.
Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority.  Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing, and certain other leveraging transactions.  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans;

2.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.
Invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or groups of industries (other than U.S. government securities);

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4.
Purchase or sell real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);

5.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities; or

6.
Make loans (except purchases of debt securities consistent with the investment policies of the Fund).  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

The following is a list of non-fundamental investment restrictions applicable to the Fund.  These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

1.
The Fund may not, with respect to fundamental investment restriction 1 above, purchase portfolio securities while outstanding borrowings exceed 5% of its assets.  Effective December 31, 2014, the Board of Trustees has approved the removal of this non-fundamental investment restriction.

2.	The Fund may not mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

The Fund will ensure that any purchase of securities made by the Fund will not cause the Fund to violate the percentage thresholds noted.  The Fund will reduce its borrowing amount within three days, if the Fund’s asset coverage falls below the amount required by the 1940 Act.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for a fiscal year by (2) the monthly average of the value of portfolio securities owned during such fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  The Fund’s portfolio turnover rate for the following fiscal periods is shown in the table below.  (See “Execution of Portfolio Transactions”.)

Fiscal Year Ended July 31,
	2014	2013
Portfolio Turnover Rate	30%	23%

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PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The Advisor has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (the “Advisor’s Policy”).  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Advisor’s Policy (the “Disclosure Policies”).  The Advisor and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, distributor or any other affiliated person of the Fund.  After due consideration, the Advisor and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Fund shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Fund discloses its top ten calendar quarter-end portfolio holdings on its website at www.akrefund.com within 60 business days after the quarter-end.  The top ten calendar quarter-end portfolio holdings for the Fund will remain posted on the website until the following calendar quarter-end portfolio holdings are posted.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information:  the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Advisor and the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

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In no event shall the Advisor, its affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Advisor may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  Shareholders can access the Fund’s website at www.akrefund.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

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TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, term of office with the Trust and length of time served, their principal occupations during the past five years, and other directorships are set forth in the table below.

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust(1)
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term Since May 1991.	Formerly, President, Talon Industries, Inc. (business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Director, PNC Funds, Inc.
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	1	The Dana Foundation; The University of Virginia Law School Foundation.
Eric W. Falkeis (born 1973) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since September 2011.	Chief Operating Officer, Direxion Funds since 2013; Formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC since 1997.	1	Interested Trustee, Direxion Funds.
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	1	Independent Trustee, The Managers Funds, Managers AMG Funds, Aston Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel.
Officers of the Trust
Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Secretary	Indefinite Term; Since March 2013. Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007.	Not Applicable.	Not Applicable.
Eric C. VanAndel (born 1967) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since April 2013.	Vice President, U.S Bancorp Fund Services, LLC since April 2005.	Not Applicable.	Not Applicable.
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011. Indefinite Term: Since July 2011. Indefinite Term: Since July 2011.	Senior Vice President and Compliance Officer, U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable.
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Additional Information Concerning the Board of Trustees

The Role of the Board
The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.  In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations, or activities.

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Board Structure, Leadership
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established three standing committees, a Nominating Committee, an Audit Committee, and a Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees.”  The Board is comprised of Trustees who are Independent Trustees, which are Trustees that are not affiliated with the Advisor, the principal underwriter, or their affiliates.  The Nominating Committee, Audit Committee, and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees.  The Chairman of the Board is an Independent Trustee.  The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management
As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Advisor as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years.  They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.  The information is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

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Ms. Berry’s Trustee Attributes include her substantial mutual fund experience, including her role as Chairman-elect of the Independent Directors Council and a member of the Board of Governors of the Investment Company Institute.  She has executive experience as the President of Talon Industries, Inc. (a consulting company) and through her former positions as the Executive Vice President and Chief Operating Officer of Integrated Asset Management (an investment advisor and manager) and as the President of Value Line, Inc. (an investment advisory and financial publishing firm).  Ms. Berry also has board experience with another investment management company.  Ms. Berry has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Ms. Berry’s experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Cook’s Trustee Attributes include his investment and executive experience through his investment consulting business and former Chief Executive Officer of Rockefeller Trust Company (an investment manager and financial advisor).  He has substantial board experience, serving on the board of several foundations.  Mr. Cook has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Cook’s experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds.  Mr. Falkeis also has substantial managerial, operational, and risk oversight experience through his position as Chief Operating Officer of the Direxion Funds and the Direxion Exchange Traded Funds.  Mr Falkeis also serves as interested Trustee of Direxion Funds. Mr. Falkeis has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Froebel’s Trustee Attributes include his significant systems and operations experience.  He was a Director of Scudder, Stevens & Clark (with responsibility for its systems department) and founder and President of Systems Dynamics Corp. (“SDC”) and later Vice President of Bradford Computer & Systems after its acquisition of SDC (providing record keeping and reporting for investment advisors and mutual funds).  He also served as Vice President of Automatic Data Processing (automated services to the brokerage and investment advisory industry) and was the former President and founder of National Investor Data Services, Inc. (a software and computer vendor to the mutual fund industry with fund accounting and transfer agent systems).  Mr. Froebel has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Froebel’s experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience.  Mr. Paggioli is an independent consultant on investment company and investment advisory matters.  He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director, and Principal of the Wadsworth Group (fund administration, distribution transfer agency, and accounting services). He serves on the boards of several investment management companies and advisory firms.  He has served on various industry association and self-regulatory committees and formerly worked on the staff of the Securities and Exchange Commission.  Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Paggioli’s experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Trust Committees

The Trust has three standing committees: the Nominating Committee and the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee did not meet with respect to the Fund during the Fund’s last fiscal year.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting.  The Audit Committee met once with respect to the Fund during the Fund’s last fiscal year.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee, or agent of the Trust.  The QLCC did not meet with respect to the Fund during the Fund’s last fiscal year.

Additionally, the Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of certain officers of the Trust and is overseen by the Trustees.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee met twice with respect to the Fund during the Fund’s last fiscal year.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2013.

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Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Dorothy A. Berry	None	$10,001-$50,000
Wallace L. Cook	None	Over $100,000
Eric W. Falkeis	None	None
Carl A. Froebel	None	None
Steven J. Paggioli	None	$50,001-$100,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates.  Accordingly, neither the Independent Trustees nor members of their immediate family, have had a direct nor indirect interest during the two most recently completed calendar years, the value of which exceeds $120,000, in the Advisor, the Fund’s principal underwriter or any of its affiliates.

Compensation

Independent Trustees each will receive an annual retainer of $85,000 allocated among each of the various portfolios comprising the Trust.  The Chairman of the Board will receive an additional annual retainer of $15,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees will receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  All Trustees will be reimbursed for expenses in connection with each Board meeting attended.  These reimbursements will be allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees for the fiscal period ended July 31, 2014.

Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Independent Trustee	$7,863	None	None	$7,863
Wallace L. Cook, Independent Trustee	$7,527	None	None	$7,527
Eric W. Falkeis, Independent Trustee	$7,527	None	None	$7,527
Carl A. Froebel, Independent Trustee	$7,527	None	None	$7,527
Steve J. Paggioli, Independent Trustee	$7,527	None	None	$7,527
(1)
There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund.  For the fiscal period ended July 31, 2014, aggregate Trustees’ fees of $388,227 were incurred by the Trust.

Codes of Ethics

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

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PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Voting Policies that underscore the Advisor’s concern that all proxies voting decisions be made in the best interest of the Fund’s shareholders.  A copy of the Advisor’s Proxy Voting Policies is attached as Appendix B.

The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Fund will be available without charge, upon request, by calling toll-free (888) 688-1299 and on the SEC’s website at www.sec.gov.

Control Persons, Principal Shareholders and Management Ownership

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  As of October 31, 2014, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.  Furthermore, neither the Trustees, nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates.  Accordingly, neither the Trustees, nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Fund’s principal underwriter or any of their affiliates.  As of October 31, 2014, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Principal Holders of Akre Focus Fund – Institutional Shares

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. FBO Customers Attn. Mutual Funds Dept. 101 Montgomery Street San Francisco, CA 94104	41.08%	Record
National Financial Services, LLC FBO Customers 100 Salem Street Smithfield, RI 02917	28.47%	Record
Merrill Lynch Pierce Fenner & Smith Inc. FBO Customers 4800 Deer Lake Dr. E Jacksonville, FL 32246	7.82%	Record

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Principal Holders of Akre Focus Fund – Retail Shares

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC FBO Customers 100 Salem Street Smithfield, RI 02917	44.91%	Record
Charles Schwab & Co., Inc. FBO Customers Attn. Mutual Funds Dept. 101 Montgomery Street San Francisco, CA 94104	30.90%	Record
Vanguard Marketing Corp. 100 Vanguard Boulevard Malvern, PA 19355-2331	8.75%	Record

THE FUND’S INVESTMENT ADVISOR

As stated in the Prospectus, investment advisory services are provided to the Fund by Akre Capital Management, LLC (the “Advisor”), located at 2 West Marshall Street, Middleburg, Virginia 20118 pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Charles T. Akre, Jr., Portfolio Manager of the Fund, owns a majority of the Advisor’s voting securities and is therefore a control person of the Advisor.

The Advisory Agreement continues in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’, nor less than 30 days’, written notice to the Advisor when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Advisor shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly, based on a rate equal to 0.90% of the Fund’s average daily net assets as specified in the Fund’s Prospectus.  However, the Advisor may voluntarily agree to reduce a portion of the fees payable to it on a month-to-month basis.

In approving the Advisory Agreement on behalf of the Fund at a meeting of the Board of Trustees in August 2014, the Board, including the Independent Trustees, considered, among other things: (a) the nature and quality of the services provided by the Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund’s investments.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expense, interest, tax, and extraordinary expenses) in order to the limit Net Expenses for shares of the Fund to 1.49% and 1.24% for the Retail Class and Institutional Class, respectively (the “Expense Caps”).  The current Expense Caps are in place indefinitely, but at a minimum through November 30, 2015.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.  The Fund’s accrued advisory fees and waived fees for the following fiscal periods is shown in the table below.

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	Fees Accrued	Fees Waived	Total Fees Paid to Advisor
Fiscal Year Ended July 31, 2014	$24,042,149	$0.00	$24,042,149
Fiscal Year Ended July 31, 2013	$13,031,454	$0.00	$13,031,454
Fiscal Year Ended July 31, 2012	$5,912,115	$0.00	$5,912,115

Portfolio Managers.
Charles T. Akre, Jr., John H. Neff, and Thomas D. Saberhagen are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Mr. Akre serves as Portfolio Manager to the Fund and has been the managing member of the Advisor since December 1999.  Messrs. Neff and Saberhagen each serve as Co-Portfolio Manager of the Fund, a capacity in which they have held since August 2014.  They have been employed by the Advisor since 2009.

The following table provides information regarding other accounts managed by the Portfolio Manager and each Co-Portfolio Manager as of July 31, 2014.
Name	Number of Other Accounts Managed and Total Assets by Account Type
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Charles R. Akre, Jr.	0 $0	2 $322,000,000	73 $245,000,000
Thomas D. Saberhagen	0 $0	0 $0	0 $0
John H. Neff	0 $0	0 $0	0 $0

The compensation package for the Portfolio Manager and the Co-Portfolio Managers is comprised of a base salary, bonus, distributions based on firm profitability and performance based fees from the private pooled funds managed by the Advisor.

As indicated in the table above, the Advisor manages numerous accounts for multiple clients.  These accounts include other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  The Advisor makes investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.  Even where multiple accounts are managed by the Advisor with a similar investment discipline, the Advisor may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by the Advisor will vary.

Conflicts of interest also may arise where some accounts managed by the Advisor have higher fees than the fees paid by other accounts.  Because the compensation of the Portfolio Manager and Co-Portfolio Managers’ may be affected by revenues earned by the Advisor, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

Because the Advisor performs investment management services for various clients, certain conflicts of interest could arise.  The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund.  The Advisor will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that the Advisor, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

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The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and/or restrictions, the allocation of initial public offerings, and compliance with the Advisor’s Code of Ethics and compliance program under the 1940 Act and Investment Advisers Act of 1940, as amended.

The following indicates the dollar range of beneficial ownership of shares by the Portfolio Manager and the Co-Portfolio Managers as of July 31, 2014:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001-$1,000,000, Over $1,000,000)
Charles T. Akre, Jr.	Over $1,000,000
John H. Neff	$100-001-$500,000
Thomas D. Saberhagen	$500,001-$1,000,000

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS”) 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Administrator to the Fund.  USBFS provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment, and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of the Fund’s shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS will receive from the Fund, a fee based on the Fund’s current average daily net assets of: 0.06% on the first $300 million, 0.04% on the next $500 million and 0.02% on the remaining assets.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements. Additionally, USBFS provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer’s services is charged to the Fund and approved by the Board annually.

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The table below shows the amount of administration fees paid by the Fund to USBFS for the periods shown.

Fiscal Year Ended	Administration Fee Paid
July 31, 2014	$787,120
July 31, 2013	$537,298
July 31, 2012	$360,467

Custodian

U.S. Bank National Association, is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund.

Paul Hastings LLP, 75 East 55th Street, New York, New York, 10022, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary such that the client’s total cost or proceeds in each transaction is the most favorable under the circumstances.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  Consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Advisor, to the extent the Advisor may lawfully and appropriately use such research and information in its investment advisory capacity, as well as provide other services in addition to execution services.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under the Advisory Agreement, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers that sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Association and the SEC.

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While selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services (as defined by Section 28(e) under the Exchange Act) to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Fund

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds (“Other Accounts”) managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such other accounts.  In such event, the position of the Fund and such other accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of such other accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such other accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such other accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the Fund.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

The table below shows the amount of brokerage commissions paid by the Fund with respect to transactions for the fiscal periods shown.

	July 31, 2014	July 31, 2013	July 31, 2012
Brokerage Fees Paid	$663,378	$739,912	$588,775

The table below shows the estimated value of the street research, statistical or other services provided to the Advisor during the fiscal periods shown.

	July 31, 2014	July 31, 2013	July 31, 2012
Brokerage Commissions Used For Research:	$570,227	$258,916	$187,557

The Fund owned $33,736,962 of JPMorgan Chase & Co. securities, one of its regular brokers or dealers, as of the fiscal year ended July 31, 2014.

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution.  The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

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DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the net asset value of shares of the Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each day that the NYSE is open for trading.  It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.  The Fund does not expect to determine the net asset value of shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

To the extent the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days the Fund is open for business.  If the exchange or market on which the Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time.  For example, the primary trading markets for the Fund may close early on the day before certain holidays and the day after Thanksgiving.

In valuing the Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day.  Securities primarily traded in the Nasdaq National Market System (“NASDAQ”) for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Readily marketable securities traded only in the OTC market and not on NASDAQ are valued at the most recent trade price.  All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities, which are valued at amortized cost.  Exchange-traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) on each Fund business day.  In the absence of sales, such securities are valued at the mean of the last bid and ask price.  Non-exchange-traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price.  Fixed income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.  Investments in other open-end regulated investment companies are valued at their NAV.  If the Fund invests in securities that trade on foreign securities markets on days other than the Fund business day, the value of the Fund’s portfolio may change on days that shareholders will not be able to purchase or redeem Fund shares.

Trading in foreign securities markets is normally completed well before the close of the NYSE.  In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund’s net asset value is not calculated.  Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Board deems that the particular event would affect net asset value, in which case an adjustment will be made in such manner as the Board in good faith deems appropriate to determine fair market value.  Assets or liabilities expressed in foreign currencies are translated, in determining net asset value, into U.S. dollars based on the spot exchange rates, or at such other rates as the Advisor, pursuant to fair value procedures adopted by the Board, may determine to be appropriate.

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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Fund’s shares.

How to Buy Shares

In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of the Fund’s shares is the NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form, as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally, 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of the Fund.  The Trust has granted limited authority to the Advisor to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, the Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy the Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan

As discussed in the Prospectus, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.

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Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder the Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the transfer agent fails to employ reasonable procedures, the Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the transfer agent.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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DISTRIBUTIONS AND TAX INFORMATION

Distributions.
Dividends of net investment income and distributions of net capital gains from the sale of securities are generally made annually, as described in the Prospectus.  Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also typically be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions that relate to the previous year.

Tax Information.
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund intends to elect to qualify and to continue to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements applicable to regulated investment companies under the Code, so that the Fund will not  be subject to any federal income or excise taxes.  However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.  In order to avoid nondeductible 4% excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

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Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  The Fund may make taxable distributions to shareholders even during periods in which the share price has declined.  For non-corporate shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible for federal income taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  The aggregate amount so reported to either non-corporate or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by non-corporate shareholders, or for the dividends-received deduction for corporate shareholders under federal tax law.  However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if the Fund shares held by a non-corporate investor are held for less than 61 days, or Fund shares held by a corporate shareholder are treated as debt-financed or are held for less than 46 days.

If you buy shares shortly before a distribution, the price you pay will reflect the value of the upcoming distribution, which will nonetheless be taxable to you.  Although distributions are generally taxable when received, certain distributions declared in October, November or December and paid in the following January, are taxed as if received in the prior December.

Federal taxes on the Fund’s distribution of long-term capital gains are determined by how long the Fund owned the investments that generated the gains, not how long a shareholder has owned the Fund shares. There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy and the Fund is not required to consider tax consequences in making or disposing of investments.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

The Fund may be subject to foreign taxes and withholding on dividends and interest earned with respect to securities of foreign corporations.  Based on the principal investment strategies of the Fund, it is not expected that the Fund will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Fund that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

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In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%.  The Medicare tax is imposed on the lesser of:  (i) the taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, trusts and estates.  Each shareholder who is not a U.S. person should consider the United States and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income and the effect of potential withholding on foreign financial institutions and others under the Foreign Account Tax Compliance Act.

The Foreign Account Tax Compliance Act (“FATCA”).
A 30% withholding tax on your Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  Withholding under FATCA is required:  (i) with respect to certain distributions from your Fund beginning on July 1, 2014; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2017.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Fund will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The IRS could assert a position contrary to those stated here.  The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  The Fund does not plan to seek a ruling from the IRS or an opinion of counsel with respect to any tax matters.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

The advice herein was prepared for the Fund.  Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

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THE FUND’S PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administrative services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement between the Fund and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act on behalf of the Retail Class under which the Retail Class pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Retail Class.  Amounts paid under the Plan by the Retail Class are paid to the Distributor to compensate broker-dealers and service providers that provide distribution-related services to the Retail Class’s shares for the costs of the services provided and the expenses  borne in the distribution of the Retail Class’s shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Retail Class’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  Such fee is paid to the Distributor each year only to the extent of such costs and expenses of the Distributor under the Plan actually incurred in that year.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund and providing other services to the Fund as may be required.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor, in its capacity as the Fund’s principal underwriter and distribution coordinator, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of the Fund’s assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

The table below shows the 12b-1 payments paid by the Retail Class shares of the Fund pursuant to the Plan for the fiscal period ended July 31, 2014.

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12b-1 Payments Paid
$5,048,327

Of this amount, payments were made for the following activities:

Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other
$69,431	$30	$0	$4,862,424	$112,904	$3,538

Shareholder Servicing Plan

Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust established by the Fund with respect to each Class of the Fund, the Advisor is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”).  Under the Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following:  (1) establishing and maintaining accounts and records relating for shareholders of the Fund; (2) aggregating and processing orders involving the shares of the Fund; (3) processing dividend and other distribution payments from the Fund on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Fund; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Fund to shareholders; (7) assisting shareholders in changing the Fund’s records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Advisor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, each Class pays a fee of up to 0.10% of the Class’s average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.  The Plan may be terminated, with respect to a class or classes of the Fund, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or (2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.

The Fund paid the following amounts in shareholder servicing plan fees for the periods shown below:

	July 31, 2014	July 31, 2013	July 31, 2012
Shareholder Servicing Plan Fees Paid	$2,671,350**	$1,447,939*	$656,902
*Shareholder Servicing Fees increased substantially due to the change in Assets Under Management from $1,112 million to $2,047 million.
**Shareholder Servicing Fees increased substantially due to the change in Assets Under Management from $2,047 million to $3,846 million.

Statement of Additional Information - Table of Contents

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain Financial Intermediaries who sell shares of the Fund.  These payments may be divided into categories as follows:

Support Payments.
Payments may be made by the Advisor to certain Financial Intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and Financial Intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (1) occasional gifts; (2)  occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

As of December 31, 2013, the Advisor does not have agreements with any firms to pay such Support Payments.  Future Support Payments may be structured in three ways:  (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a flat fee.

FINANCIAL STATEMENTS

The Annual Report to shareholders for the Fund for the fiscal period ended July 31, 2014, is a separate document supplied with this SAI, and the financial statements, accompanying notes, and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

Statement of Additional Information - Table of Contents

APPENDIX A

CORPORATE BOND RATINGS*

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

*Ratings are generally given to securities at the time of issuance.  While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Statement of Additional Information - Table of Contents

COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1:-- Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be  evidenced by many of the following characteristics:  leading market positions in well-established  industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed  financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:-- Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1:-- This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2:-- Capacity for timely payment on issues with this designation is satisfactory.  However, the  relative degree of safety is not as high as for issues designated “A-1”.

Statement of Additional Information - Table of Contents

APPENDIX B

AKRE CAPITAL MANAGEMENT, LLC (the “Advisor”)
Proxy Voting Policies and Procedures

Amended and Restated - July 12, 2013

I.           STATEMENT OF POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken by the Advisor to ensure that such rights are properly exercised in a timely manner on behalf of its clients.   When the Advisor has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these Proxy Voting Policies and Procedures (“Proxy Voting Policies”).

II.           PROXY VOTING PROCEDURES

The Advisor will appoint a “Proxy Voting Coordinator” who is employed by the Advisor and who receives all proxies that are received for its clients.  The Proxy Voting Coordinator:

•	Keeps a record of each proxy received:

•
Notifies the investment research team of proxy deadlines; absent material conflicts (see Section IV below), a member of the investment research team will determine how the Advisor should vote on the matter(s) included in the proxy:

•	Casts proxy votes as directed by the investment research team for each account holding the security to which the proxy relates; and

•	Maintains records of each proxy vote cast.

The Advisor may retain a third party to assist the Proxy Coordinator in coordinating and voting proxies with respect to its clients’ securities.  In this case, the Proxy Voting Coordinator will monitor the third party to ensure that all proxies are properly voted and appropriate records are retained.

III.           VOTING GUIDELINES

In the absence of specific voting instructions or guidelines from a client, the Advisor will vote proxies in the best interests of each client, which may result in different voting results for proxies of the same issuer. With this in mind, the Advisor will generally vote:

•
In favor of routine corporate proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock; and

•
Against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

Statement of Additional Information - Table of Contents

For other proposals, the Advisor shall determine whether a proposal is in the best interests of a client and may take into account the following factors, among others:

•	Whether the proposal was recommended by management and the Advisor's opinion of management;

•	Whether the proposal acts to entrench existing management; and

•	Whether the proposal fairly compensates management for past and future performance.

IV.           CONFLICTS OF INTEREST

1.           The Advisors Compliance Officer (“Compliance Officer”) will identify any conflicts that exist between the interests of the Advisor and its clients.  This examination will include a review of the relationship between the Advisor and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of the Advisor or an affiliate of the Advisor or has some other relationship with the Advisor or a client of the Advisor.

2.           If a material conflict exists, the Advisor will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client.  The Advisor will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves.  In the case of an ERISA client, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Advisor determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Advisor will give the ERISA client the opportunity to vote the proxies itself.  Absent the client reserving voting rights, the Advisor will vote the proxies solely in accordance with the policies outlined in Section III, “Voting Guidelines” above.

V.           DISCLOSURE

1.           The Advisor will disclose in its Form ADV Part 2 that clients may contact the Compliance Officer, via e-mail or telephone, in order to obtain information on how the Advisor voted such client’s proxies, and to request a copy of these Proxy Voting Policies and procedures.  If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired, (a) the name of the issuer; (b) the proposal voted upon; and (c) how the Advisor voted the client’s proxy.

2.           A concise summary of these Proxy Voting Policies will be included in the Advisor’s Form ADV Part 2, and will be updated whenever these Proxy Voting Policies are updated.  The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients (who will already have been sent Advisor’s Form ADV Part 2A) either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.           RECORDKEEPING

The Proxy Voting Coordinator and Compliance Officer will maintain files relating to the Advisor’s proxy voting procedures in an easily accessible place.  Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Advisor.  Records of the following will be included in the files:

•	Copies of this proxy voting policy and procedures, and any amendments thereto.

Statement of Additional Information - Table of Contents

•
A copy of each proxy statement that the Advisor receives, provided however that the Advisor may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available.

•	A record of each vote that the Advisor casts.

•	A copy of any document the Advisor created that was material to making a decision how to vote proxies, or that memorializes that decision.

    A copy of each written client request for information on how the Advisor voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Advisor voted its proxies.

Statement of Additional Information - Table of Contents

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008, between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iii)
Investment Advisory Agreement dated December 7, 2007, between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 11, 2013, between the Trust, on behalf of the Hodges Small Intrinsic Value Fund, the Small-Mid Cap Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(vi)(B)
Investment Advisory Agreement dated October 31, 2011, between the Trust, on behalf of the series listed on Schedule A, which may be amended from time to time (each a “Fund”), and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(vii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008, between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(viii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008, between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(ix)
Investment Advisory Agreement dated August 31, 2010, between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(x)
Investment Advisory Agreement dated July 31, 2012, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xi)
Investment Advisory Agreement dated February 25, 2014, between the Trust, on behalf of Portfolio 21 Global Equity Fund, and Portfolio 21 Investments is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(xii)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xiii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiv)
Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xiv)(A)
Amendment to Schedule A of the Investment Advisory Agreement dated August 14, 2012, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(xv)
Investment Advisory Agreement dated May 1, 2009, between the Trust, on behalf of the Jordan Opportunity Fund, and Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xv)(A)
Investment Sub-Advisory Agreement dated May 1, 2009, between Hellman, Jordan Management Co., Inc. and Windowpane Advisors, L.L.C. on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xvi)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvi)(A)
Amended Schedule A dated March 28, 2013, to Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xvi)(B)
Amended Schedule A dated August 13, 2013, to Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, DSM Global Growth & Income Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xvii)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xviii)
Investment Advisory Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xix)
Investment Advisory Agreement dated April 6, 2011, between the Trust, on behalf of the GoodHaven Fund and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xx)
Investment Advisory Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xx)(A)
Amended Schedule A dated April 30, 2013, to Investment Advisory Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(xxi)
Form of Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xxii)
Interim Investment Advisory Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(xxii)(A)
Investment Advisory Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(xxiii)
Investment Advisory Agreement between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxiv)
Investment Advisory Agreement dated March 27, 2013, between the Trust, on behalf of the McKinley Diversified Income Fund and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xxiv)(A)
Amended Schedule A dated February 18, 2014, to the Investment Advisory Agreement dated March 27, 2013, between the Trust, on behalf of the McKinley Non-U.S. Core Growth Fund and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xxv)
Investment Advisory Agreement dated December 30, 2013, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund and Otter Creek Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxvi)
Investment Advisory Agreement dated December 31, 2013, between the Trust, on behalf of the Balter Long/Short Equity Fund and Balter Liquid Alternatives, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxvi)(A)
Investment Sub-Advisory Agreement dated December 31, 2013, between Balter Liquid Alternatives, LLC and Apis Capital Advisors, LLC on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxvi)(B)
Investment Sub-Advisory Agreement dated December 31, 2013, between Balter Liquid Alternatives, LLC and Midwood Capital Management, LLC on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxvi)(C)
Form of Investment Sub-Advisory Agreement between Balter Liquid Alternatives, LLC and Madison Street Partners, LLC is herein incorporated by reference from Post-Effective Amendment No. 565 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2014.

(xxvi)(D)
Form of Investment Sub-Advisory Agreement between Balter Liquid Alternatives, LLC and Millrace Asset Group, Inc. is herein incorporated by reference from Post-Effective Amendment No. 565 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2014.

	(xxvi)(E)	Form of Investment Sub-Advisory Agreement between Balter Liquid Alternatives, LLC and Willowbridge Associates Inc. – to be filed by amendment.
(xxvi)(F)
Amended Schedule A to the Investment Advisory Agreement dated December 31, 2013, between the Trust, on behalf of the Balter Discretionary Global Macro Fund and Balter Liquid Alternatives, LLC – to be filed by amendment.

(xxvii)
Investment Advisory Agreement dated December 31, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital TwinLine MLP Fund and BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

	(xxviii)	Investment Advisory Agreement dated ________________, between the Trust, on behalf of the Rothschild Funds – to be filed by amendment.
(e)	(i)
Distribution Agreement dated May 19, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated June 1, 2006, between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(ii)(A)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(C)
Third Amendment dated November 11, 2013, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of its series, the Hodges Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iii)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(A)
First Amendment dated July 19, 2010, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(iii)(B)
Second Amendment dated May 1, 2012, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iv)
Distribution Agreement dated January 10, 2007, between the Trust, on behalf of the Portfolio 21 Global Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(v)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
Amendment to the Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 26, 2007.

(vi)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)(A)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(vi)(B)
Second Amendment to the Distribution Agreement dated July 1, 2013, between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(vii)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(vii)(A)
Amendment to the Distribution Agreement between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(viii)
Form of Distribution Agreement between the Trust, on behalf of the Jordan Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ix)
Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ix)(A)
First Amendment dated March 5, 2012, to the Distribution Agreement dated June 15, 2009, between the Trust and Quasar Distributors, LLC, on behalf of the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(ix)(B)
Second Amendment dated March 1, 2013, to the Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Small-Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(ix)(C)
Third Amendment dated August 13, 2013, to the Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(x)
Distribution Agreement dated August 3, 2009, between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xi)
Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xii)
Distribution Agreement dated February 16, 2011, between the Trust, on behalf of the GoodHaven Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xiii)
Distribution Agreement dated May 19, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xiv)
Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xv)
Distribution Agreement dated August 14, 2012, between the Trust, on behalf of the Becker Value Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xvi)
Distribution Agreement between the Trust, on behalf of the McKinley Diversified Income Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xvi)(A)
First Amendment dated February 18, 2014 to the Distribution Agreement dated March 27, 2013, between the Trust, on behalf of the McKinley Non-U.S. Core Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xvii)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf the Otter Creek Long/Short Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xviii)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf of Balter Long/Short Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xviii)(A)
First Amendment dated _____ to the Distribution Agreement dated November 11, 2013, between the Trust, on behalf of the Balter Discretionary Global Macro Fund and Quasar Distributors, LLC – to be filed by amendment.

(xix)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital MLP Fund and Foreside Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

	(xx)	Distribution Agreement dated ________, between the Trust, on behalf of the Rothschild Funds and Quasar Distributors, LLC – to be filed by amendment.
(f)		Bonus or Profit Sharing Contracts – None.
(g)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(i)
Amendment to the Custody Agreement on behalf of the TCM Small Cap Growth Fund and TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 438 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2012.

(ii)
Addendum to the Custody Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(A)
Amendment to the Custody Agreement on behalf of the Hodges Small Intrinsic Value Fund and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iii)
Addendum to the Custody Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)
Addendum to the Custody Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(v)
Amendment to the Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vi)
Form of Amendment to the Custody Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(vi)(A)
Amended Exhibit J to the Custody Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 574 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2014.

(vii)
Amendment to the Custody Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(viii)
Amendment to the Custody Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(ix)
Amendment to the Custody Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(x)
Amendment to the Custody Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 18, 2011.

(xi)
Amendment to the Custody Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xi)(A)
Amendment to the Custody Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xii)
Amendment to the Custody Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiii)
Amendment to the Custody Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xiii)(A)
Amended Exhibit N to the Custody Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2014.

(xiv)
Amendment to the Custody Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xiv)(A)
Amended Exhibit P to the Custody Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 572 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2014.

(xv)
Amendment to the Custody Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(xvi)
Amendment to the Custody Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xvi)(A)
Custodian Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xvii)
Amendment to the Custody Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xviii)
Amendment to the Custody Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xix)
Amendment to the Custody Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xix)(A)
Amendment to the Custody Agreement, dated February 18, 2014, on behalf of the McKinley Non U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xx)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxi)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

	(xxi)(A)	Amendment to the Custody Agreement, dated ___________________, on behalf of the Balter Discretionary Global Macro Fund – to be filed by amendment.
(xxii)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

	(xxiii)	Amendment to the Custody Agreement dated __________, on behalf of the Rothschild Funds – to be filed by amendment.
(xxiv)
Amended Exhibit H to the Amended and Restated Custody Agreement dated May 15, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(h)	(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16 2006.

(i)(A)
Addendum to the Fund Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(B)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(C)
Amendment to the Fund Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(i)(D)
Amendment to the Fund Administration Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 574 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2014.

(i)(E)
Amendment to the Fund Administration Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(i)(F)
Amendment dated June 19, 2013, to the Fund Administration Servicing Agreement dated June 22, 2006, on behalf of the Hodges Funds between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(i)(F)(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Small Intrinsic Value Fund, and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(i)(G)
Amendment to the Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(i)(H)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Fund, the Osterweis Strategic Income Fund, the Osterweis Strategic Investment Fund, and the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 582 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2014.

(i)(I)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(i)(J)
Amendment to the Fund Administration Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2014.

(i)(K)
Amendment to the Fund Administration Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 572 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2014.

(i)(L)
Amendment to the Fund Administration Servicing Agreement dated September 13, 2013, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(i)(M)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(i)(N)
Amendment to the Fund Administration Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(i)(O)
Amendment to the Fund Administration Servicing Agreement dated March 1, 2013, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(i)(O)(1)
Amendment to the Fund Administration Servicing Agreement, dated February 18, 2014, on behalf of the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(i)(P)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(i)(Q)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(i)(Q)(1)	Amendment to the Fund Administration Servicing Agreement, dated ______, on behalf of the Balter Discretionary Global Macro Fund – to be filed by amendment.
(i)(R)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(i)(S)
Amendment to the Fund Administration Servicing Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 584 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2014.

(i)(T)	Amendment to the Fund Administration Servicing Agreement on behalf of the Rothschild Funds – to be filed by amendment.
(i)(U)
Amendment to the Fund Administration Servicing Agreement dated March 25, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(ii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(ii)(A)
Addendum to the Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(B)
Addendum to the Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(B)(2)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Small Intrinsic Value Fund, and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(ii)(C)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ii)(D)
Form of the Amendment to Fund Accounting Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ii)(E)
Amendment to the Fund Accounting Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(ii)(F)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(G)
Amendment to the Fund Accounting Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(ii)(G)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(ii)(H)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(ii)(I)
Amendment to the Fund Accounting Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2014.

(ii)(J)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 572 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2014.

(ii)(J)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(ii)(L)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ii)(M)
Amendment to the Fund Accounting Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(ii)(N)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(ii)(O)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(ii)(O)(1)
Amendment to the Fund Accounting Servicing Agreement, dated February 18, 2014, on behalf of the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(ii)(P)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(ii)(Q)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(ii)(Q)(1)	Amendment to the Fund Accounting Servicing Agreement, on behalf of the Balter Discretionary Global Macro Fund – to be filed by amendment.
(ii)(R)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(ii)(S)	Amendment to the Fund Accounting Servicing Agreement, on behalf of the Rothschild Funds – to be filed by amendment.
(ii)(T)
Amendment to the Fund Accounting Servicing Agreement dated April 4, 2012, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(iii)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iii)(A)
Addendum to the Transfer Agent Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(B)
Addendum to the Transfer Agent Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(B)(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(B)(2)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Small Intrinsic Value Fund and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iii)(C)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iii)(D)
Form of Amendment to the Transfer Agent Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iii)(E)
Amendment to the Transfer Agent Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iii)(F)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(G)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Fund, the Osterweis Strategic Income Fund, the Osterweis Strategic Investment Fund, and the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 582 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2014.

(iii)(H)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iii)(I)
Amendment to the Transfer Agent Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(iii)(J)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(iii)(K)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(iii)(L)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iii)(M)
Amendment to the Transfer Agent Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iii)(N)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iii)(O)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(iii)(O)(1)
Amendment to the Transfer Agent Servicing Agreement, dated February 18, 2014, on behalf of the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(iii)(P)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(iii)(Q)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(iii)(Q)(1)	Amendment to the Transfer Agent Servicing Agreement, on behalf of the Balter Discretionary Global Macro Fund – to be filed by amendment.

(iii)(R)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iii)(S)	Amendment to the Transfer Agent Servicing Agreement, on behalf of the Rothschild Funds – to be filed by amendment.
(iii)(T)
Amendment to the Transfer Agent Servicing Agreement dated November 16, 2009, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(iv)(A)
Operating Expenses Limitation Agreement dated September 2, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(iv)(A)(1)
Amended Appendix to Operating Expenses Limitation Agreement, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 584 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2014.

(iv)(B)
Operating Expenses Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(iv)(B)(1)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(B)(2)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(B)(3)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Pure Contrarian Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(B)(4)
Amended Appendix to Operating Expenses Limitation Agreement, between the Trust, on behalf of the Hodges Funds is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iv)(B)(5)
Operating Expenses Limitation Agreement dated October 31, 2011, between the Trust, on behalf of the series of the Trust listed on Appendix A which may be amended from time to time (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(iv)(C)
Operating Expenses Limitation Agreement dated July 31, 2012, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iv)(D)
Operating Expenses Limitation Agreement dated February 25, 2014, between the Trust, on behalf of Portfolio 21 Global Equity Fund, and Portfolio 21 Investments is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(iv)(E)
Operating Expenses Limitation Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(F)
Operating Expenses Limitation Agreement dated June 29, 2007, between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 26, 2007.

(iv)(G)
Operating Expenses Limitation Agreement dated August 7, 2002, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(iv)(H)
Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iv)(H)(1)
Amendment to Appendix A dated August 14, 2012 of the Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iv)(I)
Amended and Restated Operating Expenses Limitation Agreement dated January 26, 2010, with amended Schedule A between the Trust, on behalf of the DSM Funds, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(iv)(I)(1)
Amendment to Schedule A dated August 13, 2013, of the Amended and Restated Operating Expenses Limitation Agreement dated January 26, 2010, between the Trust on behalf of the DSM Funds, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iv)(J)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(J)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(K)
Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iv)(K)(1)
Amended Appendix A dated January 31, 2013, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(iv)(L)
Amended and Restated Support Services Agreement dated April 6, 2011 and amended November 5, 2012, between the Trust, on behalf of the GoodHaven Fund, and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2013.

(iv)(M)
Operating Expenses Limitation Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(iv)(M)(1)
Amended Appendix A dated April 30, 2013, of the Operating Expenses Limitation Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(iv)(N)
Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(N)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(O)
Interim Operating Expenses Limitation Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(iv)(O)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iv)(O)(2)
Operating Expenses Limitation Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(iv)(P)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Villere Equity Fund, and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iv)(Q)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the McKinley Diversified Income Fund, and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(iv)(Q)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the McKinley Diversified Income Fund on March 1, 2013 is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(iv)(Q)(2)
Shareholder Servicing Plan adopted by the Trust, on behalf of the McKinley Funds is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(iv)(Q)(3)
Appendix A to the Operating Expenses Limitation Agreement, between the Trust, on behalf of the McKinley Funds, and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(iv)(R)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund, dated December 30, 2013, is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(iv)(S)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Balter Long/Short Equity Fund, dated December 31, 2013 is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(iv)(S)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

	(iv)(S)(2)	Shareholder Servicing Plan adopted by the Trust, on behalf of the Balter Funds – to be filed by amendment.
	(iv)(S)(3)	Appendix A to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Balter Funds – to be filed by amendment.
(iv)(T)
Operating Expenses Limitation Agreement between the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iv)(T)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

	(iv)(U)	Operating Expenses Limitation Agreement between the Trust, on behalf of the Rothschild Funds – to be filed by amendment.
	(iv)(U)(1)	Shareholder Servicing Plan adopted by the Trust, on behalf of the Rothschild Funds – to be filed by amendment.
(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005, by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(ii)(A)
Opinion and Consent of Counsel dated December 18, 2007, by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for The Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(iii)(A)
Opinion and Consent of Counsel dated August 21, 2002, by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(iv)
Opinion and Consent of Counsel dated December 19, 2000, by Paul Hastings LLP for Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(v)
Opinion and Consent of Counsel dated September 28, 2004, by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(v)(A)
Opinion and Consent of Counsel dated June 26, 2007, by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(vi)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(vii)
Opinion of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(vii)(A)
Consent of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(vii)(B)
Opinion of Counsel dated October 30, 2012, by Sullivan & Worcester for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vii)(C)
Consent of Counsel dated October 30, 2012, by Paul Hastings LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(viii)
Opinion of Counsel dated May 1, 2009, by Goodwin Procter LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(viii)(A)
Consent of Counsel dated May 1, 2009, by Paul Hastings LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(ix)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ix)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(x)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(x)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)
Opinion of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xi)(A)
Consent of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xi)(B)
Opinion of Counsel dated August 31, 2009, by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(xii)
Opinion of Counsel dated August 31, 2010, by Sullivan & Worcester LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xii)(A)
Consent of Counsel dated August 31, 2010, by Paul Hastings LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xii)(B)
Opinion of Counsel dated July 30, 2012, by Sullivan & Worcester LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xii)(C)
Consent of Counsel dated July 30, 2012, by Paul Hastings LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xiii)
Opinion of Counsel dated December 29, 2010, by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiii)(A)
Consent of Counsel dated December 29, 2010, by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiv)
Opinion of Counsel dated April 1, 2011, by Sullivan & Worcester LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xiv)(A)
Consent of Counsel dated April 6, 2011, by Paul Hastings LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xv)
Opinion of Counsel dated June 28, 2011, by Sullivan & Worcester LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xv)(A)
Consent of Counsel dated June 28, 2011, by Paul Hastings LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xvi)
Opinion of Counsel dated March 7, 2012, by Sullivan & Worcester LLP for the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xvi)(A)
Consent of Counsel dated March 7, 2012, by Paul Hastings LLP for the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xvii)
Opinion of Counsel dated March 12, 2012, by Sullivan & Worcester LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xvii)(A)
Consent of Counsel dated March 12, 2012, by Paul Hastings LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xviii)
Opinion of Counsel dated August 24, 2012, by Sullivan & Worcester LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xviii)(A)
Consent of Counsel dated August 24, 2012 by Paul Hastings LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xix)
Opinion of Counsel dated March 25, 2013, by Sullivan & Worcester LLP for the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xix)(A)
Consent of Counsel dated March 26, 2013, by Paul Hastings LLP for the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xix)(B)
Opinion of Counsel dated February 26, 2014, by Sullivan & Worcester LLP for the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xix)(C)
Consent of Counsel dated February 26, 2014, by Paul Hastings LLP for the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xx)
Opinion of Counsel dated March 25, 2013, by Sullivan & Worcester LLP for the DSM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xx)A
Consent of Counsel dated March 26, 2013, by Paul Hastings LLP for the DSM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xxi)
Opinion of Counsel dated May 31, 2013, by Sullivan & Worcester LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxi)(A)
Consent of Counsel dated May 31, 2013, by Paul Hastings LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxiii)
Opinion of Counsel dated October 10, 2013, by Sullivan & Worcester LLP for the DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xxiii)(A)
Consent of Counsel dated October 10, 2013, by Paul Hastings LLP for the DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xxiv)
Opinion of Counsel dated December 17, 2013, by Sullivan & Worcester LLP for the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xxiv)(A)
Consent of Counsel dated December 17, 2013, by Paul Hastings LLP for the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xxv)
Opinion of Counsel dated December 24, 2013, by Sullivan & Worcester LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxv)(A)
Consent of Counsel dated December 24, 2013, by Paul Hastings LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxvi)
Opinion of Counsel dated December 30, 2013, by Sullivan & Worcester LLP for the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxvi)(A)
Consent of Counsel dated December 30, 2013, by Paul Hastings LLP for the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxvii)
Opinion of Counsel dated December 31, 2013, by Sullivan & Worcester LLP for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xxvii)(A)
Consent of Counsel dated December 31, 2013, by Paul Hastings LLP for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

	(xxviii)	Opinion of Counsel dated _____________ by Sullivan & Worcester LLP for the Rothschild Funds – to be filed by amendment.
	(xxviii)(A)	Consent of Counsel dated ______________ by Paul Hastings LLP for the Rothschild Funds – to be filed by amendment.
	(xxix)	Opinion of Counsel dated __________ by Sullivan & Worcester LLP for the Balter Discretionary Global Macro Fund – to be filed by amendment.
	(xxix)(A)	Consent of Counsel dated _______ by Paul Hastings LLP for the Balter Discretionary Global Macro Fund – to be filed by amendment.
(j)	(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP –filed herewith.
(ii)
Power of Attorney for Dorothy Berry dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(iii)
Power of Attorney for Wallace Cook dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(iv)
Power of Attorney for Eric Falkeis dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(v)
Power of Attorney for Carl Froebel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(vi)
Power of Attorney for Steve Paggioli dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(vii)
Power of Attorney for Eric C. VanAndel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.

(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 adopted by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(ii)(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(iv)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on August 14, 2012, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(v)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the DSM Large Cap Growth Fund, the DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(vii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(viii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(ix)(A)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the McKinley Funds is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(x)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

	(xi)(A)	Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Balter Funds – to be filed by amendment.

(xii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

	(xiii)	Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Rothschild Funds – to be determined.
(n)	(i)
Rule 18f-3 Plan dated August 14, 2008, adopted by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007, adopted by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 2, 2012 and amended on March 1, 2013 and August 13, 2013, adopted by the Trust on behalf of the DSM Large Cap Growth Fund, the DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iv)
Rule 18f-3 Plan dated August 3, 2009, adopted by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(v)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vi)
Rule 18f-3 Plan dated May 2011, adopted by the Trust on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(vii)
Rule 18f-3 Plan dated March 12, 2012, adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(viii)
Rule 18f-3 Plan adopted by the Trust on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(ix)
Rule 18f-3 Plan dated March 1, 2013, adopted by the Trust on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(ix)(A)
Rule 18f-3 Plan dated February 18, 2014, adopted by the Trust on behalf of the McKinley Funds is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(x)
Rule 18f-3 Plan dated November 12, 2013, adopted by the Trust on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xi)
Rule 18f-3 Plan dated November 12, 2013, adopted by the Trust on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

	(xi)(A)	Rule 18f-3 Plan dated _______, adopted by the Trust on behalf of the Balter Funds – to be filed by amendment.

(xii)
Rule 18f-3 Plan dated November 12, 2013, adopted by the Trust on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

	(xiii)	Rule 18f-3 Plan dated ______, adopted by the Trust on behalf of the Rothschild Funds – to be filed by amendment.
(o)		Reserved.
(p)	(i)
Code of Ethics for Hodges Capital Management, Inc. and First Dallas Securities Inc. as Amended and Restated January, 2014 is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(ii)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 463 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2012.

(iii)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 380 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2010.

(iv)
Code of Ethics for Portfolio 21 Investments, Inc. is herein incorporated by reference from Post-Effective Amendment No. 540 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 30, 2013.

(v)
Code of Ethics for Tygh Capital Management, Inc. dated June 2012 is herein incorporated by reference from Post-Effective Amendment No. 489 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(vi)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 573 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2014.

(viii)
Code of Ethics for Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(ix)
Code of Ethics for Hellman, Jordan Management Company, Inc. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(x)
Code of Ethics for DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 476 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 1, 2012.

	(xi)	Revised Code of Ethics for Akre Capital Management, LLC dated July 28, 2014 – filed herewith.
(xii)
Code of Ethics for Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiii)
Revised Code of Ethics for GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2013.

(xiv)
Revised Code of Ethics for Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 572 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2014.

(xv)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2014.

(xvi)
Code of Ethics for Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 508 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2013.

(xvii)
Revised Code of Ethics for Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(xviii)
Revised Code of Ethics for the Trust (Professionally Managed Portfolios) is herein incorporated by reference from Post-Effective Amendment No. 565 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2014.

(xix)
Revised Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(xx)
Code of Ethics for McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(xxi)
Code of Ethics for Otter Creek Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxii)
Code of Ethics for Balter Liquid Alternatives, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxiii)
Code of Ethics for Apis Capital Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxiv)
Code of Ethics for Midwood Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxv)
Code of Ethics for BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xxvi)
Code of Ethics for Madison Street Partners, LLC is herein incorporated by reference from Post-Effective Amendment No. 565 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2014.

(xxvii)
Code of Ethics for Millrace Asset Group, Inc. is herein incorporated by reference from Post-Effective Amendment No. 565 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2014.

(xxviii)	Code of Ethics for Rothschild Asset Management Inc. – to be filed by amendment.
(xxix)	Code of Ethics for Willowbridge Associates Inc. – to be filed by amendment.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	Litman Gregory Funds Trust
Allied Asset Advisors Funds	LKCM Funds
Alpine Equity Trust	LoCorr Investment Trust
Alpine Income Trust	Loeb King Trust
Alpine Series Trust	Lord Asset Management Trust
Appleton Funds	MainGate Trust
Barrett Opportunity Fund, Inc.	Managed Portfolio Series
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Capital Guardian Funds Trust	PRIMECAP Odyssey Funds
Compass EMP Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds

First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Thompson IM Funds, Inc.
Glenmede Fund, Inc.	TIFF Investment Program, Inc.
Glenmede Portfolios	Trust for Professional Managers
Greenspring Fund, Inc.	Trust for Advised Portfolios
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b)          To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

Principal Underwriter of BP Capital Funds:

(a)            With respect to the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund, Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AdvisorShares Trust	American Beacon Funds
American Beacon Select Funds	Avenue Mutual Funds Trust
BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
Bridgeway Funds, Inc.	Broadmark Funds

Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
Chilton Realty Income & Growth Fund, Series of Investment Managers Series Trust	Direxion Shares ETF Trust
Exchange Traded Concepts Trust II	FlexShares Trust
Forum Funds	Forum Funds II
FQF Trust	FSI Low Beta Absolute Return Fund
Gottex Multi-Alternatives Fund - I	Gottex Multi-Alternatives Fund - II
Gottex Multi-Asset Endowment Fund - I	Gottex Multi-Asset Endowment Fund – II
Gottex Trust	Henderson Global Funds
Infinity Core Alternative Fund	Ironwood Institutional Multi-Strategy Fund LLC
Ironwood Multi-Strategy Fund LLC	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
Manor Investment Funds	Nomura Partners Funds, Inc.
Outlook Funds Trust	Performance Trust Mutual Funds, Series of Trust for Professional Managers
Pine Grove Alternative Fund	Pine Grove Alternative Institutional Fund
Plan Investment Fund, Inc.	PMC Funds, Series of Trust for Professional Managers
Precidian ETFs Trust	Quaker Investment Trust
Renaissance Capital Greenwich Funds	RevenueShares ETF Trust
Salient MF Trust	Scotia Institutional Funds (f/k/a DundeeWealth Funds)
Sound Shore Fund, Inc.	Steben Select Multi-Strategy Fund
The Roxbury Funds	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
Turner Funds	Wintergreen Fund, Inc.

(b)            The following are the Officers and Managers of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
With respect to BP Capital TwinLine Energy Fund and BP Capital TwinLine MLP Fund	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Balter Liquid Alternatives, LLC 125 High Street Oliver Street Tower, Suite 802 Boston, Massachusetts 02110
Becker Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2185 Portland, Oregon 97204
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
BP Capital Fund Advisors, LLC 817 Preston Road, Suite 260 Dallas, Texas 75225
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
Contravisory Investment Management, Inc. 120 Longwater Drive, Suite 100 Norwell, Massachusetts 02061
FundX Investment Group f/k/a DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, California 94104
DSM Capital Partners LLC 320 East Main Street Mount Kisco, New York 10549
GoodHaven Capital Management, LLC 4940 S.W. 83rd Street Miami, Florida 33143
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201
McKinley Capital Management, LLC 3301 “C” Street, Suite 500 Anchorage, Alaska 99503

Muzinich & Co., Inc. 450 Park Avenue New York, New York 10022
NorthCoast Asset Management, LLC 6 Glenville Street Greenwich, Connecticut 06831
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111

Otter Creek Management, Inc. 222 Lakeview Avenue, Suite 1100 West Palm Beach, Florida 33401
Portfolio 21 Investments 721 N.W. Ninth Avenue, Suite 250 Portland, Oregon 97209
Rothschild Asset Management Inc. 1251 Avenue of the Americas New York, New York 10020
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, Oregon 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130
Windowpane Advisors, L.L.C. 550 West “C” Street, Suite 960 San Diego, California 92101
Registrant’s Investment Sub-Advisers
Apis Capital Advisors, LLC 90 Park Avenue, 18th Floor New York, New York 10016
Hellman, Jordan Management Co., Inc. 125 High Street, Suite 800 Boston, Massachusetts 02110
Madison Street Partners, LLC 3200 Cherry Creek South Drive, Suite 360 Denver, Colorado 80209
Midwood Capital Management, LLC 20 Custom House Street, Suite 1610 Boston, Massachusetts 02110
Millrace Asset Group, Inc. 1205 Westlakes Drive, Suite 375 Berwyn, Pennsylvania 19312
Willowbridge Associates Inc. 101 Morgan Lane, Suite 180 Plainsboro, New Jersey 08536

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 595 meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 595 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 21st day of November, 2014.

Professionally Managed Portfolios

By: /s/ Elaine E. Richards
Elaine E. Richards
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 595 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Dorothy A. Berry*	Trustee	November 21, 2014
Dorothy A. Berry

/s/ Wallace L. Cook*	Trustee	November 21, 2014
Wallace L. Cook

/s/ Eric W. Falkeis*	Trustee	November 21, 2014
Eric W. Falkeis

/s/ Carl A. Froebel*	Trustee	November 21, 2014
Carl A. Froebel

/s/ Steven J. Paggioli*	Trustee	November 21, 2014
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	November 21, 2014
Elaine E. Richards	Executive Officer

/s/ Eric C. VanAndel*	Treasurer and Principal	November 21, 2014
Eric C. VanAndel	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		November 21, 2014
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit Number	Description
(j)(i)	Consent of Independent Registered Public Accounting Firm
(p)(xi)	Revised Code of Ethics for Akre Capital Management, LLC dated July 28, 2014